Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	ADVANCED CELL TECHNOLOGY, INC.
Entity Central Index Key	0001140098
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 9,862,536	$ 13,103,007	$ 15,889,409
Deferred royalty fees, current portion	62,435	62,435	91,598
Prepaid expenses	122,712	241,248	0
Total current assets	10,047,683	13,406,690	15,981,007
Property and equipment, net	153,600	154,771	185,102
Deferred royalty fees, less current portion	201,434	232,652	295,089
Deposits	14,766	14,766	14,766
Deferred costs, net of amortization of $5,756,342, $4,854,556 and $4,152,812 respectively	974,661	1,376,447	2,578,188
TOTAL ASSETS	11,392,144	15,185,326	19,054,152
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	1,839,515	2,128,562	1,982,743
Accrued expenses	1,825,684	2,538,545	4,971,304
Accrued settlement	0	34,155,552	3,205,856
Convertible promissory notes, net of discounts of $94,887, $0 and $19,229 respectively	192,898	0	132,680
Embedded conversion option liabilities, current portion	186,484	0	0
Loss contingency accrual	15,347,341	16,704,169	0
Deferred revenue, current portion	338,617	222,739	506,418
Embedded conversion option liabilities, current portion	0	0	537,249
Deferred joint venture obligations, current portion	0	0	6,870
Total current liabilities	19,730,539	55,749,567	11,343,120
Convertible promissory notes, net of discounts of $0, $158,142 and $122,463, respectively	0	129,643	2,780
Embedded conversion option liabilities, less current portion	5,286	253,530	482,686
Warrant and option derivative liabilities	1,178,897	1,671,047	27,307,218
Deferred revenue, less current portion	1,986,510	2,076,257	2,298,997
Total liabilities	22,901,232	59,880,044	41,434,801
Series A-1 redeemable preferred stock, $0.001 par value; 50,000,000 shares authorized, 113 shares issued and outstanding; aggregate liquidation value, net of discounts: $1,537,846, $1,472,262 and $1,349,657 respectively	1,511,701	1,429,126	1,272,441
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value; 2,750,000,000 shares authorized, 2,112,215,484, 1,743,569,255 and 1,439,826,362 shares issued and outstanding	2,112,215	1,743,569	1,439,826
Additional paid-in capital	277,304,154	229,319,208	166,033,976
Promissory notes receivable, net of discount of $4,338,390 $4,278,016 and $3,322,630 respectively	(28,966,005)	(23,381,185)	(10,177,370)
Accumulated deficit	(263,471,156)	(253,805,438)	(180,949,523)
Total stockholders' deficit	(13,020,789)	(46,123,844)	(23,653,090)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	11,392,144	15,185,326	19,054,152
Series B Preferred Stock
STOCKHOLDERS' DEFICIT:
Preferred stock, Series B; $0.001 par value; 50,000,000 shares authorized, 1,000 shares issued and outstanding; Preferred stock, Series C; $0.001 par value; 50,000,000 shares authorized, 1,600, 1,150 and 400 shares issued and outstanding	1	1	1
Series C Preferred Stock
STOCKHOLDERS' DEFICIT:
Preferred stock, Series B; $0.001 par value; 50,000,000 shares authorized, 1,000 shares issued and outstanding; Preferred stock, Series C; $0.001 par value; 50,000,000 shares authorized, 1,600, 1,150 and 400 shares issued and outstanding	$ 2	$ 1	$ 0

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of deferred costs (in Dollars)	$ 5,756,342	$ 4,854,556	$ 4,152,812
Discount on convertible promissory notes (in Dollars)	94,887	0	19,229
Discount on convertible promissory notes - noncurrent (in Dollars)	0	158,142	122,463
Series A-1 redeemable preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series A-1 redeemable preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Series A-1 redeemable preferred stock shares issued	113	113	113
Series A-1 redeemable preferred stock shares outstanding	113	113	113
Series A-1 redeemable preferred stock aggregate liquidation value (in Dollars)	1,537,846	1,472,262	1,349,657
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	2,750,000,000	2,750,000,000	2,750,000,000
Common stock shares issued	2,112,215,484	1,743,569,255	1,439,826,362
Common stock shares outstanding	2,112,215,484	1,743,569,255	1,439,826,362
Discount on promissory notes receivable (in Dollars)	$ 4,338,390	$ 4,278,016	$ 3,322,630
Series B Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	1,000	1,000	1,000
Preferred stock shares outstanding	1,000	1,000	1,000
Series C Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	1,600	1,150	400
Preferred stock shares outstanding	1,600	1,150	400

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Revenue (License fees and royalties)	$ 218,184	$ 153,688	$ 273,869	$ 307,376	$ 506,419	$ 725,044	$ 1,415,979
Cost of Revenue	15,609	281,500	31,218	304,400	343,950	216,600	500,899
Gross profit (loss)	202,575	(127,812)	242,651	2,976	162,469	508,444	915,080
Operating expenses:
Research and development	2,068,098	1,532,271	4,508,640	3,007,044	10,021,863	8,439,343	3,531,540
Grant reimbursements	0	0	0	0	(68,639)	(977,917)	(136,840)
General and administrative expenses	2,612,471	1,951,728	5,631,476	5,149,254	11,025,459	15,506,191	3,439,085
Change in estimate of accrued liabilities	0	0	0	0	0	(1,263,009)	0
Loss on settlement of litigation	0	0	0	294,144	294,144	11,132,467	4,903,949
Total operating expenses	4,680,569	3,483,999	10,140,116	8,450,442	21,272,827	32,837,075	11,737,734
Loss from operations	(4,477,994)	(3,611,811)	(9,897,465)	(8,447,466)	(21,110,358)	(32,328,631)	(10,822,654)
Interest income	4,508	10,765	9,585	22,549	35,114	16,724	4,661
Interest expense and late fees	(275,292)	(272,171)	(547,616)	(953,881)	(1,510,693)	(11,726,120)	(9,190,807)
Finance cost	3,555,254	(245,734)	3,671,081	(2,871,609)	(60,834,170)	(4,332,277)	(1,705,691)
Fines and penalties	(3,500,000)	0	(3,500,000)	0	0	0	0
Adjustments to fair value of derivatives	734,081	(701,198)	592,481	4,088,221	11,444,988	(6,209,898)	23,103,668
Gain (loss) on disposal of fixed assets	0	0	0	0	0	9,500	0
Gain on forgiveness of debt	0	0	0	0	0	197,370	598,425
Loss on extinguishment of convertible debentures and note	0	0	0	0	0	0	(8,200,984)
Charges related to repricing derivative liabilities	0	0	0	0	0	0	(30,316,708)
Loss on warrant re-pricing	0	0	0	0	0	0	(83,680)
Losses attributable to equity method investment	0	0	0	0	(820,000)	0	(144,438)
Total non-operating income (expense)	518,551	(1,208,338)	225,532	285,280	(51,684,761)	(22,044,701)	(25,935,554)
Loss before provision for income tax	(3,959,443)	(4,820,149)	(9,671,933)	(8,162,186)	(72,795,119)	(54,373,332)	(36,758,208)
Provision for income tax	0	0	0	0	0	0	0
Net loss	$ (3,959,443)	$ (4,820,149)	$ (9,671,933)	$ (8,162,186)	$ (72,795,119)	$ (54,373,332)	$ (36,758,208)
Weighted average shares outstanding : Basic and diluted (in Shares)	2,076,212,012	1,543,519,167	2,010,442,657	1,510,945,682	1,582,095,095	1,218,190,921	521,343,094
Loss per share: Basic and diluted (in Dollars per share)	$ 0	$ 0	$ 0	$ (0.01)	$ (0.05)	$ (0.04)	$ (0.07)

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY/DEFICIT (USD $)	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Additional Paid-In Capital	Promissory Notes Receivable net	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2008	$ 0	$ 0	$ 429,448	$ 53,459,172	$ 0	$ (89,817,604)	$ (35,928,984)
Beginning Balance, Shares at Dec. 31, 2008	0	0	429,448,381
Convertible debentures redemptions, shares			63,009,884
Convertible debentures redemptions, amount			63,010	5,965,243			6,028,253
Debt and preferred stock conversions, shares			104,412,687
Debt and preferred stock conversions, amount			104,413	9,299,147			9,403,560
Issuance of stock in settlement of accounts payable, shares			39,380,847
Issuance of stock in settlement of accounts payable, amount			39,381	5,259,767			5,299,148
Issuance of stock in payment of debt issue costs for preferred stock credit facility, shares			24,900,000
Issuance of stock in payment of debt issue costs for preferred stock credit facility, amount			24,900	4,706,100			4,731,000
Issuance of common stock for legal services, shares			375,000
Issuance of common stock for legal services, amount			375	37,875			38,250
Issuance of common stock on cashless warrant exercise, shares			2,122,495
Issuance of common stock on cashless warrant exercise, amount			2,122	284,332			286,454
Accrued dividends on Series B and C Preferred Stock							0
Option compensation charges				817,444			817,444
Net loss						(36,758,208)	(36,758,208)
Ending Balance, Amount at Dec. 31, 2009	0	0	663,649	79,829,080	0	(126,575,812)	(46,083,083)
Ending Balance, Shares at Dec. 31, 2009	0	0	663,649,294
Convertible debentures redemptions, shares			144,311,100
Convertible debentures redemptions, amount			144,311	9,582,742			9,727,053
Debt and preferred stock conversions, shares			34,822,169
Debt and preferred stock conversions, amount			34,822	3,379,286			3,414,108
Issuance of common stock on cashless warrant exercise, shares			36,390,745
Issuance of common stock on cashless warrant exercise, amount			36,391	12,805,631			12,842,022
Conversions of amended convertible promissory notes, shares			211,916,152
Conversions of amended convertible promissory notes, amount			211,916	9,545,273			9,757,189
Common stock issued to executives for compensation			107,051,697
Common stock issued to executives for compensation			107,052	9,527,601			9,634,653
Common stock issued to directors for board compensation, shares			16,773,597
Common stock issued to directors for board compensation, amount			16,774	1,543,439			1,560,213
Issuance of stock for financing costs, shares			1,959,142
Issuance of stock for financing costs, amount			1,959	396,552			398,511
Issuance of Series B preferred stock, shares	1,000
Issuance of Series B preferred stock, amount	1			9,999,999			10,000,000
Common stock issued upon exercise of Series B preferred stock warrants, shares			95,870,362
Common stock issued upon exercise of Series B preferred stock warrants, amount			95,870	9,884,893	(9,980,763)
Shares issued for settlements, Shares			120,875,143
Shares issued for settlements, Amount			120,875	13,760,283			13,881,158
Accrued dividends on Series B and C Preferred Stock				196,986		(196,986)
Accretion of note receivable discount Series B and C Preferred Stock					(196,607)	196,607
Option compensation charges				967,722			967,722
Issuance of Series C preferred stock, Shares		400
Issuance of Series C preferred stock, Amount				4,000,000			4,000,000
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Shares			6,206,961
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Amount			6,207	614,489			620,696
Net loss						(54,373,332)	(54,373,332)
Ending Balance, Amount at Dec. 31, 2010	1	0	1,439,826	166,033,976	(10,177,370)	(180,949,523)	(23,653,090)
Ending Balance, Shares at Dec. 31, 2010	1,000	400	1,439,826,362
Convertible debentures redemptions, shares			1,519,077
Convertible debentures redemptions, amount			1,519	150,390			151,909
Issuance of stock in settlement of accounts payable, shares			23,205,895
Issuance of stock in settlement of accounts payable, amount			23,206	2,998,693			3,021,899
Issuance of common stock on cashless warrant exercise, shares			1,386,126
Issuance of common stock on cashless warrant exercise, amount			1,386	196,276			197,662
Common stock issued to executives for compensation			15,571,152
Common stock issued to executives for compensation			15,571	2,658,389			2,673,960
Issuance of stock for financing costs, shares			133,645,953
Issuance of stock for financing costs, amount			133,646	22,029,270			22,162,916
Shares issued for services, Shares			2,381,406
Shares issued for services, Amount			2,381	473,519			475,900
Accrued dividends on Series B and C Preferred Stock				1,432,661		(1,432,661)
Accretion of note receivable discount Series B and C Preferred Stock					(1,371,865)	1,371,865
Option compensation charges				3,856,502			3,856,502
Issuance of Series C preferred stock, Shares		750
Issuance of Series C preferred stock, Amount		1		7,499,999			7,500,000
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Shares			73,796,597
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Amount			73,797	9,786,161	(9,859,958)
Common stock issued upon exercise of Series C Preferred Stock warrants and issuance of note receivable, Shares			14,759,319
Common stock issued upon exercise of Series C Preferred Stock warrants and issuance of note receivable, Amount			14,759	1,957,233	(1,971,992)
Net loss						(72,795,119)	(72,795,119)
Ending Balance, Amount at Dec. 31, 2011	1	1	1,743,569	229,319,208	(23,381,185)	(253,805,438)	(46,123,844)
Ending Balance, Shares at Dec. 31, 2011	1,000	1,150	1,743,569,255
Shares issued for settlements, Shares			296,405,268
Shares issued for settlements, Amount			296,405	35,044,893			35,341,298
Shares issued for services, Shares			6,473,980
Shares issued for services, Amount			6,474	833,559			840,033
Accrued dividends on Series B and C Preferred Stock				948,712		(948,712)	0
Accretion of note receivable discount Series B and C Preferred Stock					(954,927)	954,927
Option compensation charges				2,093,657			2,093,657
Issuance of Series C preferred stock, Shares		450
Issuance of Series C preferred stock, Amount		1		4,499,999			4,500,000
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Shares			54,805,817
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Amount			54,806	3,803,438	(3,858,244)
Common stock issued upon exercise of Series C Preferred Stock warrants and issuance of note receivable, Shares			10,961,164
Common stock issued upon exercise of Series C Preferred Stock warrants and issuance of note receivable, Amount			10,961	760,688	(771,649)
Net loss						(9,671,933)	(9,671,933)
Ending Balance, Amount at Jun. 30, 2012	$ 1	$ 2	$ 2,112,215	$ 277,304,154	$ (28,966,005)	$ (263,471,156)	$ (13,020,789)
Ending Balance, Shares at Jun. 30, 2012	1,000	1,600	2,112,215,484

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,671,933)	$ (8,162,186)	$ (72,795,119)	$ (54,373,332)	$ (36,758,208)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	25,440	38,394	67,161	138,050	291,472
Amortization of deferred charges	31,218	45,800	960,224	91,600	363,399
Amortization of deferred revenue	(273,869)	(307,376)	0	(725,044)	(1,415,979)
Redeemable preferred stock dividend accrual	65,583	59,301	122,605	95,883	123,609
Stock based compensation	2,093,657	741,946	3,856,501	967,721	817,444
Amortization of deferred issuance costs	401,786	795,540	0	617,568	3,535,245
Amortization of discounts	80,247	94,022	0	12,443,112	4,134,693
Adjustments to fair value of derivatives	(592,481)	(4,088,221)	(11,444,988)	6,209,898	(23,103,668)
Shares of common stock issued for services		475,900	475,900	11,194,866	38,250
Shares of common stock issued for compensation	840,032	423,138	2,673,960	55,168	0
Non-cash financing costs	(3,671,081)	2,871,609	60,834,170	3,375,745	1,704,535
Loss on settlement of litigation	0	294,144	294,144	11,132,467	4,903,949
Gain on forgiveness of debt	0	0	0	(197,370)	(598,425)
(Gain) Loss on disposal of fixed assets	0	0	0	(9,500)	0
Amortization of deferred joint venture obligations	0	0	0	(56,602)	(86,574)
Loss on extinguishment of convertible debentures and note	0	0	0	0	8,200,984
Charges related to repricing derivative liabilities	0	0	0	0	30,316,708
Loss attributable to investment in joint venture	0	0	0	0	144,438
Repricing of 2006 and 2007 convertible debentures and warrants	0	0	0	0	83,680
Warrant and options issued for consulting services	38,571	769,347	834,443	0	130,663
Changes in operating assets and liabilities
Accounts receivable	0	0	0	0	261,504
Prepaid expenses	118,536	(344,497)	(241,248)	9,054	23,422
Accounts payable and other current liabilities	2,798,092	(396,056)	734,960	97,784	(2,915,249)
Accrued interest	0	0	0	0	1,311,330
Deferred revenue	0	0	0	150,000	3,350,000
Net cash used in operating activities	(7,716,202)	(6,689,195)	(13,627,287)	(8,782,932)	(5,142,778)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(24,269)	(36,830)	(36,830)	(207,402)	(5,368)
Payment of lease deposits	0	0	0	(12,596)	(2,170)
Net cash used in investing activities	(24,269)	(36,830)	(36,830)	(219,998)	(7,538)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of warrants and options	0	2,950,940	3,377,715	719,636	0
Proceeds from issuance of convertible debentures	0	0	0	1,685,000	0
Proceeds from convertible promissory notes	0	0	0	5,880,000	4,284,250
Proceeds from issuance of Series B preferred stock, net	4,500,000	4,000,000	7,500,000	14,068,865	2,588,000
Net cash provided by financing activities	4,500,000	6,950,940	10,877,715	22,353,501	6,872,250
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,240,471)	224,915	(2,786,402)	13,350,571	1,721,934
CASH AND CASH EQUIVALENTS, BEGINNING BALANCE	13,103,007	15,889,409	15,889,409	2,538,838	816,904
CASH AND CASH EQUIVALENTS, ENDING BALANCE	9,862,536	16,114,324	13,103,007	15,889,409	2,538,838
CASH PAID FOR: Interest	0	0	0	0	0
CASH PAID FOR: Income taxes	0	0	0	5,353	970
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of 0, 1,519,077, 144,311,100 and 63,009,884 shares of common stock in redemption of debt	0	151,909	151,909	9,727,053	6,028,253
Issuance of 0 , 246,738,321 and 87,739,641 shares of common stock in conversion of debt	2,500,000	500,000	0	13,171,297	7,736,256
Issuance of 0, 6,206,961 and 16,673,046 shares of common stock in conversion of preferred stock	0	0	0	620,696	1,667,304
Issuance of note receivable on issuance of shares and exercise of warrants for 65,766,981, 52,335,115 88,555,916, 95,870,362, and 0 shares of common stock	5,400,000	9,600,000	13,800,000	13,500,000	0
Record note receivable discount related to Series B and C preferred stock	(770,107)	(1,369,078)	1,968,050	3,519,238	0
Issuance of 0 , 120,875,143 and 39,380,847 shares of common stock in settlement of litigation	0	0	0	13,881,158	5,299,148
Issuance of 2,381,406, 0 and 375,000 shares of common stock for services	0	0	475,900	0	38,250
Issuance of 2,571,152, 16,773,597, and 0 shares of common stock in payment of board fees	0	0	389,454	1,560,213	0
Issuance of 13,000,000, 107,051,697, and 0 shares of common stock in payment of executive compensation	0	0	2,284,505	9,634,653	0
Issuance of 0,1,959,142 and 0 shares of common stock in payment of financing costs	0	0	0	398,511	0
Accrued dividends on Series B and C Preferred Stock	0	638,202	1,432,661	196,986	0
Accretion of note receivable discount on Series B and C Preferred Stock	954,927	570,565	1,371,865	196,607	0
Issuance of 0, 5,239,895, 3,252,066, 32,589,112 and 2,122,495 shares of common stock for cashless exercise of warrants	0	1,268,936	1,156,861	12,188,685	286,454
Issuance of 0, 0 and 24,900,000 shares of common stock for convertible preferred stock issuance costs	0	0	0	0	4,731,000
Issuance of 0,1,386,126, 636,126, 0 and 0 shares of common stock for exercise of options	0	197,663	160,162	0	0
Issuance of 126,232,953, 0, and 0 shares of common stock for debenture settlement	0	0	18,662,916	0	0
Issuance of 0 and 30,618,895 shares of common stock for accrued liabilities	0	6,227,755	6,521,899	0	0
Issuance of 296,405,268 and 7,413,000 shares of common stock for accrued settlement	$ 35,341,298	$ 3,500,000	$ 0	$ 0	$ 0

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows [Abstract]
Issuance of shares of common stock in redemption of debt	$ 0	$ 1,519,077	$ 1,519,077	$ 144,311,100	$ 63,009,884
Issuance of shares of common stock in conversion of debt	0	0	0	246,738,321	87,739,641
Issuance of shares of common stock in conversion of preferred stock	0	0	0	6,206,961	16,673,046
Issuance of note receivable on issuance of shares and exercise of warrants of common stock	65,766,981	52,335,115	88,555,916	95,870,362	0
Issuance of shares of common stock for cashless exercise of warrants	0	5,239,895	3,252,066	32,589,112	2,122,495
Issuance of shares of common stock for exercise of options	0	1,386,126	636,126	0	0
Issuance of shares of common stock in settlement of litigation	0	0	0	120,875,143	39,380,847
Issuance of shares of common stock for services	0	0	2,381,406	0	375,000
Issuance of shares of common stock in payment of board fees	0	0	2,571,152	16,773,597	0
Issuance of shares of common stock in payment of executive compensation	0	0	13,000,000	107,051,697	0
Issuance of shares of common stock for convertible preferred stock issuance costs	0	0	0	0	24,900,000
Issuance of shares of common stock for debenture settlement	0	0	126,232,953	0	0
Issuance of shares of common stock for accrued liabilities	0	30,618,895	30,618,895	0	0
Issuance of shares of common stock for accrued settlement	$ 296,405,268	$ 7,413,000	$ 0	$ 0	$ 0

1. ORGANIZATIONAL MATTERS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 1 - ORGANIZATIONAL MATTERS

1. ORGANIZATIONAL MATTERS

The unaudited consolidated financial statements have been prepared by Advanced Cell Technology, Inc., pursuant to the rules and regulations of the Securities and Exchange Commission. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly present the operating results for the respective periods. Certain information and footnote disclosures normally present in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to such rules and regulations. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes included in the Company’s Annual Report on Form 10-K. The results for the six months ended June 30, 2012 are not necessarily indicative of the results to be expected for the full year ending December 31, 2012.

Organization and Nature of Business

Advanced Cell Technology, Inc. (the “Company”) is a biotechnology company, incorporated in the state of Delaware, focused on developing and commercializing human embryonic and adult stem cell technology in the emerging fields of regenerative medicine. Principal activities to date have included obtaining financing, securing operating facilities, and conducting research and development. The Company has no therapeutic products currently available for sale and does not expect to have any therapeutic products commercially available for sale for a period of years, if at all. These factors indicate that the Company’s ability to continue its research and development activities is dependent upon the ability of management to obtain additional financing as required.

1.	ORGANIZATIONAL MATTERS

Organization and Nature of Business

Advanced Cell Technology, Inc. (the “Company”) is a biotechnology company, incorporated in the state of Delaware, focused on developing and commercializing human embryonic and adult stem cell technology in the emerging fields of regenerative medicine. Principal activities to date have included obtaining financing, securing operating facilities, and conducting research and development. The Company has no therapeutic products currently available for sale and does not expect to have any therapeutic products commercially available for sale for a period of years, if at all. These factors indicate that the Company’s ability to continue its research and development activities is dependent upon the ability of management to obtain additional financing as required.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation —The Company follows accounting standards set by the Financial Accounting Standards Board (“FASB”). The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification,™ sometimes referred to as the Codification or ASC.

Principles of Consolidation — The accounts of the Company and its wholly-owned subsidiary Mytogen, Inc. (“Mytogen”) are included in the accompanying consolidated financial statements. All intercompany balances and transactions were eliminated in consolidation.

Segment Reporting —ASC 280, “Segment Reporting” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. The Company determined it has one operating segment. Disaggregation of the Company’s operating results is impracticable, because the Company’s research and development activities and its assets overlap, and management reviews its business as a single operating segment. Thus, discrete financial information is not available by more than one operating segment.

Use of Estimates — These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and, accordingly, require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Specifically, the Company’s management has estimated loss contingencies related to outstanding litigation. In addition, Management has estimated variables used to calculate the Black-Scholes option pricing model used to value derivative instruments as discussed below under “Fair Value Measurements”. Also, management has estimated the expected economic life and value of the Company’s licensed technology, the Company’s net operating loss for tax purposes, share-based payments for compensation to employees, directors, consultants and investment banks, and the useful lives of the Company’s fixed assets and its accounts receivable allowance. Actual results could differ from those estimates.

Reclassifications — Certain prior period financial statement balances have been reclassified to conform to the current period presentation.

Cash and Cash Equivalents — Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses related to this concentration of risk. As of June 30, 2012 and December 31, 2011, the Company had deposits in excess of federally-insured limits totaling $9,362,536 and $12,037,949, respectively.

Accounts Receivable — The Company periodically assesses its accounts receivable for collectability on a specific identification basis. If collectability of an account becomes unlikely, the Company records an allowance for that doubtful account. Once the Company has exhausted efforts to collect, management writes off the account receivable against the allowance it has already created. The Company does not require collateral for its trade accounts receivable.

Property and Equipment — The Company records its property and equipment at historical cost. The Company expenses maintenance and repairs as incurred. Upon disposition of property and equipment, the gross cost and accumulated depreciation are written off and the difference between the proceeds and the net book value is recorded as a gain or loss on sale of assets. In the case of certain assets acquired under capital leases, the assets are recorded net of imputed interest, based upon the net present value of future payments. Assets under capital lease are pledged as collateral for the related lease.

The Company provides for depreciation over the assets’ estimated useful lives as follows:

Machinery & equipment	4 years
Computer equipment	3 years
Office furniture	4 years
Leasehold improvements	Lesser of lease life or economic life
Capital leases	Lesser of lease life or economic life

Equity Method Investment — The Company follows ASC 323 “Investments-Equity Method and Joint Ventures” in accounting for its investment in the joint venture. In the event the Company’s share of the joint venture’s net losses reduces the Company’s investment to zero, the Company will discontinue applying the equity method and will not provide for additional losses unless the Company has guaranteed obligations of the joint venture or is otherwise committed to provide further financial support for the joint venture. If the joint venture subsequently reports net income, the Company will resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

Deferred Costs — Consist of the following:

(a) Payments, either in cash or share-based, made in connection with the sale of debentures which are amortized using the effective interest method over the lives of the related debentures. These deferred issuance costs are charged to financing costs when and if the related debt instrument is retired or converted early. The weighted average amortization period for deferred debt issuance costs is 48 months.

(b) Payments made to secure commitments under certain financing arrangements. These amounts are recognized in financing costs ratably over the period of the financing arrangements, and are recognized in financing costs immediately if the arrangement is cancelled, forfeited or the utility of the arrangement to the company is otherwise compromised.

(c) Payments made to financial institutions and consulting firms in order to provide financing related services. These costs are being amortized over the terms of the related agreements.

Long-Lived Assets— The Company follows ASC 360-10, “Property, Plant, and Equipment,” which established a “primary asset” approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell. Through June 30, 2012, the Company had not experienced impairment losses on its long-lived assets.

Fair Value of Financial Instruments — For certain financial instruments, including cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses, the carrying amounts approximate fair value due to their relatively short maturities.

Fair Value Measurements — The Company applies the provisions of ASC 820-10, “Fair Value Measurements and Disclosures.” ASC 820-10 defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

—	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

—	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

—	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities From Equity” and ASC 815, “Derivatives and Hedging.” Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair values of freestanding derivative instruments such as warrant and option derivatives are valued using the Black-Scholes model.

The Company uses Level 2 inputs for its valuation methodology for the warrant derivative liabilities and embedded conversion option liabilities as their fair values were determined by using the Black-Scholes option pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

At June 30, 2012, the Company identified the following assets and liabilities that are required to be presented on the balance sheet at fair value:

	Fair Value As of	Fair Value Measurements at June 30, 2012 Using Fair Value Hierarchy
Derivative Liabilities	June 30, 2012	Level 1	Level 2	Level 3
Warrant derivative liabilities	$1,178,897	$–	1,178,897	–
Embedded conversion option liabilities	191,770	–	191,770	–
	$1,370,667	$–	1,370,667	–

For the three and six months ended June 30, 2012, the Company recognized a gain of $734,081 and a loss of $592,482, respectively, for the changes in the valuation of derivative liabilities. For the three and six months ended June 30, 2011, the Company recognized a loss of $701,198 and a gain of $4,088,221, respectively, for the changes in the valuation of derivative liabilities.

The Company did not identify any non-recurring assets and liabilities that were recorded at fair value during the periods presented.

Revenue Recognition and Deferred Revenue — The Company’s revenues are primarily generated from license and research agreements with collaborators. Licensing revenue is recognized on a straight-line basis over the shorter of the life of the license or the estimated economic life of the patents related to the license.

License fee revenue begins to be recognized in the first full month following the effective date of the license agreement. Deferred revenue represents the portion of the license and other payments received that has not been earned. Costs associated with the license revenue are deferred and recognized over the same term as the revenue. Reimbursements of research expense pursuant to grants are recorded in the period during which collection of the reimbursement becomes assured, because the reimbursements are subject to approval.

In some cases, the Company is entitled to receive royalty payments from licensees. In such cases, the Company recognizes the royalties when they are earned and collectability of those royalty payments is reasonably assured.

In connection with its license agreements, the Company recorded $218,184 and $273,869 in license fee revenue for the three and six months ended June 30, 2012, respectively, In connection with its license agreements, the Company recorded $153,688 and $307,376 in license fee revenue for the three and six months ended June 30, 2011, respectively, in its consolidated statements of operations, and the remainder of the license fees have been accrued in deferred revenue at June 30, 2012 and 2011, respectively.

Research and Development Costs — Research and development costs consist of expenditures for the research and development of patents and technology, which cannot be capitalized. The Company’s research and development costs consist mainly of payroll and payroll related expenses, research supplies and research grants. Reimbursements of research expense pursuant to grants are recorded in the period during which collection of the reimbursement becomes assured, because the reimbursements are subject to approval. Research and development costs are expensed as incurred.

Share-Based Compensation — The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation.” ASC 718 requires companies to measure compensation cost for stock-based employee compensation at fair value at the grant date and recognize the expense over the employee’s requisite service period. The Company recognizes in the statement of operations the grant-date fair value of stock options and other equity-based compensation issued to employees and non-employees. There were 100,672,803 options outstanding as of June 30, 2012.

Income Taxes — Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Applicable interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statements of operations.

Net Loss Per Share — Earnings per share is calculated in accordance with the ASC 260-10, “Earnings Per Share.” Basic earnings-per-share is based upon the weighted average number of common shares outstanding. Diluted earnings-per-share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

At June 30, 2012 and 2011, approximately 98,333,965 and 132,371,922 potentially dilutive shares, respectively, were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Concentrations and Other Risks — Currently, the Company’s revenues are concentrated on a small number of customers. The following table shows the Company’s concentrations of its revenue for those customers comprising greater than 10% of total license revenue for the six months ended June 30, 2012 and 2011.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Exeter Life Sciences, Inc.	*	20%	*	20%
START Licensing, Inc.	*	16%	*	16%
International Stem Cell Corporation	74%	24%	59%	24%
CHA Biotech and SCRMI	15%	21%	24%	21%
Lifeline	*	11%	12%	11%

*License revenue earned during the period was less than 10% of total license revenue.

Other risks include the uncertainty of the regulatory environment and the effect of future regulations on the Company’s business activities. As the Company is a biotechnology research and development company, there is also the attendant risk that someone could commence legal proceedings over the Company’s discoveries. Acts of God could also adversely affect the Company’s business.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04 which was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements.  This guidance is effective for the Company beginning on January 1, 2012.  The adoption of this ASU did not have an impact on the Company’s consolidated financial statements.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income. ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in Accounting Standards Codification (ASC) 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12 which defers the requirement in ASU 2011-05 that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-05 is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The adoption of ASU 2011-05, as amended by ASU 2011-12, did not significantly impact the Company’s consolidated financial statements as the Company does not have any comprehensive income at June 30, 2012.

In September 2011, the FASB issued ASU 2011-08 which provides an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test for goodwill impairment.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required. The revised standard is effective for the Company for its annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The adoption of ASU 2011-08 did not significantly impact the Company’s consolidated financial statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation —The Company follows accounting standards set by the Financial Accounting Standards Board (“FASB”). The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification,™ sometimes referred to as the Codification or ASC.

Principles of Consolidation — The accounts of the Company and its wholly-owned subsidiary Mytogen, Inc. (“Mytogen”) are included in the accompanying consolidated financial statements. All intercompany balances and transactions were eliminated in consolidation.

Segment Reporting —ASC 280, “Segment Reporting” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. The Company determined it has one operating segment. Disaggregation of the Company’s operating results is impracticable, because the Company’s research and development activities and its assets overlap, and management reviews its business as a single operating segment. Thus, discrete financial information is not available by more than one operating segment.

Use of Estimates — These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and, accordingly, require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Specifically, the Company’s management has estimated variables used to calculate the Black-Scholes option pricing model used to value derivative instruments as discussed below under “Fair Value Measurements”. In addition, management has estimated the expected economic life and value of the Company’s licensed technology, the Company’s net operating loss for tax purposes, share-based payments for compensation to employees, directors, consultants and investment banks, and the useful lives of the Company’s fixed assets and its accounts receivable allowance. Actual results could differ from those estimates.

Reclassifications — Certain prior year financial statement balances have been reclassified to conform to the current year presentation.

Cash and Cash Equivalents — Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses related to this concentration of risk. As of December 31, 2011 and December 31, 2010, the Company had deposits in excess of federally-insured limits totaling $12,037,949 and $15,399,150, respectively.

Accounts Receivable — The Company periodically assesses its accounts receivable for collectability on a specific identification basis. If collectability of an account becomes unlikely, the Company records an allowance for that doubtful account. Once the Company has exhausted efforts to collect, management writes off the account receivable against the allowance it has already created. The Company does not require collateral for its trade accounts receivable.

Property and Equipment — The Company records its property and equipment at historical cost. The Company expenses maintenance and repairs as incurred. Upon disposition of property and equipment, the gross cost and accumulated depreciation are written off and the difference between the proceeds and the net book value is recorded as a gain or loss on sale of assets. In the case of certain assets acquired under capital leases, the assets are recorded net of imputed interest, based upon the net present value of future payments. Assets under capital lease are pledged as collateral for the related lease.

The Company provides for depreciation over the assets’ estimated useful lives as follows:

Machinery & equipment	4 years
Computer equipment	3 years
Office furniture	4 years
Leasehold improvements	Lesser of lease life or economic life
Capital leases	Lesser of lease life or economic life

Equity Method Investment — The Company follows ASC 323 “Investments-Equity Method and Joint Ventures” in accounting for its investment in the joint venture. In the event the Company’s share of the joint venture’s net losses reduces the Company’s investment to zero, the Company will discontinue applying the equity method and will not provide for additional losses unless the Company has guaranteed obligations of the joint venture or is otherwise committed to provide further financial support for the joint venture. If the joint venture subsequently reports net income, the Company will resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

Deferred Costs — Consists of the following:

(a)	Payments, either in cash or share-based, made in connection with the sale of debentures which are amortized using the effective interest method over the lives of the related debentures. These deferred issuance costs are charged to financing costs when and if the related debt instrument is retired or converted early. The weighted average amortization period for deferred debt issuance costs is 48 months.

(b)	Payments made to secure commitments under certain financing arrangements. These amounts are recognized in financing costs ratably over the period of the financing arrangements, and are recognized in financing costs immediately if the arrangement is cancelled, forfeited or the utility of the arrangement to the company is otherwise compromised.

(c)	Payments made to financial institutions and consulting firms in order to provide financing related services. These costs are being amortized over the terms of the related agreements.

Intangible and Long-Lived Assets— The Company follows ASC 360-10, “Property, Plant, and Equipment,” which established a “primary asset” approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell. Through December 31, 2011, the Company had not experienced impairment losses on its long-lived assets.

Fair Value of Financial Instruments — For certain financial instruments, including cash and cash equivalents, prepaid expenses, accounts payable, accrued expenses and notes payable, the carrying amounts approximate fair value due to their relatively short maturities.

Fair Value Measurements — The Company applies the provisions of ASC 820-10, “Fair Value Measurements and Disclosures.” ASC 820-10 defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

·	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

·	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

·	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities From Equity” and ASC 815, “Derivatives and Hedging.” Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair values of freestanding derivative instruments such as warrant and option derivatives are valued using the Black-Scholes model.

The Company uses Level 2 inputs for its valuation methodology for the warrant derivative liabilities and embedded conversion option liabilities as their fair values were determined by using the Black-Scholes option pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

At December 31, 2011, the Company identified the following assets and liabilities that are required to be presented on the balance sheet at fair value:

		Fair Value Measurements at
	Fair Value	December 31, 2011
	As of	Using Fair Value Hierarchy
Derivative Liabilities	December 31, 2011	Level 1	Level 2	Level 3
Warrant derivative liabilities	$1,671,047	$-	1,671,047	-
Embedded conversion option liabilities	253,530	-	253,530	-
	$1,924,577	$-	1,924,577	-

At December 31, 2010, the Company identified the following assets and liabilities that are required to be presented on the balance sheet at fair value:

		Fair Value Measurements at
	Fair Value	December 31, 2010
	As of	Using Fair Value Hierarchy
Derivative Liabilities	December 31, 2010	Level 1	Level 2	Level 3
Warrant derivative liabilities	$27,307,218	$-	27,307,218	-
Embedded conversion option liabilities	1,019,935	-	1,019,935	-
	$28,327,153	$-	28,327,153	-

For the years ended December 31, 2011, 2010 and 2009, the Company recognized a gain (loss) of $11,444,988, ($6,209,898), and $23,103,668, respectively, for the changes in the valuation of derivative liabilities.

The Company did not identify any non-recurring assets and liabilities that were recorded at fair value during the periods presented.

Revenue Recognition and deferred Revenue — The Company’s revenues are primarily generated from license and research agreements with collaborators. Licensing revenue is recognized on a straight-line basis over the shorter of the life of the license or the estimated economic life of the patents related to the license.

License fee revenue begins to be recognized in the first full month following the effective date of the license agreement. Deferred revenue represents the portion of the license and other payments received that has not been earned. Costs associated with the license revenue are deferred and recognized over the same term as the revenue. Reimbursements of research expense pursuant to grants are recorded in the period during which collection of the reimbursement becomes assured, because the reimbursements are subject to approval.

In some cases, the company is entitled to receive royalty payments from licensees. In such cases, the company recognizes the royalties when they are earned and collectability of those royalty payments is reasonably assured.

In connection with its license agreements, the Company recorded $506,419, $418,166 and $553,448 in license fee revenue for the years ended December 31, 2011, 2010 and 2009, respectively, in its accompanying consolidated statements of operations, and the remainder of the license fee has been accrued in deferred revenue at December 31, 2011 and 2010, respectively.

Research and Development Costs — Research and development costs consist of expenditures for the research and development of patents and technology, which cannot be capitalized. The Company’s research and development costs consist mainly of payroll and payroll related expenses, research supplies and research grants. Reimbursements of research expense pursuant to grants are recorded in the period during which collection of the reimbursement becomes assured, because the reimbursements are subject to approval. Research and development costs are expensed as incurred.

Share-Based Compensation — The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation.” ASC 718 requires companies to measure compensation cost for stock-based employee compensation at fair value at the grant date and recognize the expense over the employee’s requisite service period. The Company recognizes in the statement of operations the grant-date fair value of stock options and other equity-based compensation issued to employees and non-employees. There were 91,800,285 options outstanding as of December 31, 2011.

Income Taxes — Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Applicable interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statements of operations.

Net Loss Per Share — Earnings per share is calculated in accordance with the ASC 260-10, “Earnings Per Share.” Basic earnings-per-share is based upon the weighted average number of common shares outstanding. Diluted earnings-per-share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

At December 31, 2011, 2010 and 2009, approximately 119,000,000, 190,000,000 and 395,000,000 potentially dilutive shares, respectively, were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Concentrations and Other Risks — Currently, the Company’s revenues and accounts receivable are concentrated on a small number of customers. The following table shows the Company’s concentrations of its revenue for those customers comprising greater than 10% of total license revenue for the years ended December 31, 2011, 2010 and 2009.

	Year Ended
	December 31,
	2011	2010	2009
Exeter Life Sciences, Inc.	24%	17%	*
START Licensing, Inc.	13%	14%	*
International Stem Cell Corporation	15%	23%	10%
Transition Holdings, Inc.	*	*	14%
CHA Biotech and SCRMI	26%	18%	*
Lifeline	13%	*	*
Genzyme Transgenics Corporation	*	*	28%

*License revenue earned during the period was less than 10% of total license revenue.

Other risks include the uncertainty of the regulatory environment and the effect of future regulations on the Company’s business activities. As the Company is a biotechnology research and development company, there is also the attendant risk that someone could commence legal proceedings over the Company’s discoveries. Acts of God could also adversely affect the Company’s business.

Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”). The new standard addresses, among other things, guidance regarding activity in Level 3 fair value measurements. Portions of ASU No. 2010-06 that relate to the Level 3 activity disclosures became effective for the annual reporting period beginning after December 15, 2010. The adoption of this ASU did not have an impact on the Company’s consolidated financial statements.

On March 5, 2010, the FASB issued ASU No. 2010-11 Derivatives and Hedging Topic 815 “Scope Exception Related to Embedded Credit Derivatives.” This ASU clarifies the guidance within the derivative literature that exempts certain credit related features from analysis as potential embedded derivatives requiring separate accounting. The ASU specifies that an embedded credit derivative feature related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another is not subject to bifurcation from a host contract under ASC 815-15-25, “Derivatives and Hedging — Embedded Derivatives — Recognition.” All other embedded credit derivative features should be analyzed to determine whether their economic characteristics and risks are “clearly and closely related” to the economic characteristics and risks of the host contract and whether bifurcation is required. The ASU became effective for the Company on July 1, 2010. The adoption of this ASU did not have an impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04 which was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements.  This guidance is effective for the Company beginning on January 1, 2012.  The adoption of ASU 2011-04 is not expected to significantly impact the Company’s consolidated financial statements.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income. ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in Accounting Standards Codification (ASC) 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12 which defers the requirement in ASU 2011-05 that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-05 is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The adoption of ASU 2011-05, as amended by ASU 2011-12, is not expected to significantly impact the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08 which provides an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test for goodwill impairment.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required. The revised standard is effective for the Company for its annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The adoption of ASU 2011-08 is not expected to significantly impact the Company’s consolidated financial statements.

3. SETTLEMENT AND CANCELATION OF LICENSE AGREEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 3 - SETTLEMENT AND CANCELATION OF LICENSE AGREEMENT

3. SETTLEMENT AND CANCELATION OF LICENSE AGREEMENT

On December 18, 2008, the Company entered into a license agreement with Transition Holdings, Inc. for certain of the Company’s non-core technology. Under the agreement, the Company received $2,000,000, less wire fees. The Company further received $1,500,000 in 2009. The Company had initially recorded the transactions as deferred revenue and was amortizing the revenue over its 17-year patent useful life. In December 2010, the Company received notice that Transition Holdings, Inc. was disputing the nature of the arrangement, and subsequently entered into a settlement arrangement with Transition Holdings, Inc. As a result of this settlement, the Company reclassified the unamortized license fee in the amount of $3,205,856 from deferred revenue to accrued settlement.  On February 15, 2011, the Company issued 7,413,000 shares as payment in full and recorded a loss on settlement of $294,144.

3.	SETTLEMENT AND CANCELATION OF LICENSE AGREEMENT

On December 18, 2008, the Company entered into a license agreement with Transition Holdings, Inc. for certain of the Company’s non-core technology. Under the agreement, the Company received $2,000,000, less wire fees. The Company further received $1,500,000 in 2009. The Company had initially recorded the transactions as deferred revenue and was amortizing the revenue over its 17-year patent useful life. In December 2010, the Company received notice that Transition Holdings, Inc. was disputing the nature of the arrangement, and subsequently entered into a settlement arrangement with Transition Holdings, Inc. As a result of this settlement, the Company reclassified the unamortized license fee in the amount of $3,205,856 from deferred revenue to accrued settlement.  On February 15, 2011, the Company issued 7,413,000 shares as payment in full and recorded a loss on settlement of $294,144.

4. INVESTMENT IN JOINT VENTURE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 4 - INVESTMENT IN JOINT VENTURE

4. INVESTMENT IN JOINT VENTURE

On December 1, 2008, the Company and CHA Bio & Diostech Co., Ltd. formed an international joint venture. The new company, Stem Cell & Regenerative Medicine International, Inc. (“SCRMI”), will develop human blood cells and other clinical therapies based on the Company’s hemangioblast program, one of the Company’s core technologies. Under the terms of the agreement, the Company purchased upfront a 33% interest in the joint venture, and will receive another 7% interest upon fulfilling certain obligations under the agreement over a period of 3 years. The Company’s contribution includes (a) the uninterrupted use of a portion of its leased facility at the Company’s expense, (b) the uninterrupted use of certain equipment in the leased facility, and (c) the release of certain of the Company’s research and science personnel to be employed by the joint venture. In return, for a 60% interest, CHA has agreed to contribute $150,000 cash and to fund all operational costs in order to conduct the hemangioblast program. Effective May 1, 2010, the Company was no longer obligated to provide laboratory space to SCRMI, and the Company holds a 40% interest in the joint venture and CHA Bio & Diostech, Ltd. owns a 60% interest. The two partners to the joint venture are in negotiations on further funding of the joint venture, but there can be no assurances that an agreement will be reached. Any financial statement impact at this time is unclear should an agreement not be reached.

The Company has agreed to collaborate with the joint venture in securing grants to further research and development of its technology. Additionally, SCRMI has agreed to pay the Company a fee of $500,000 for an exclusive, worldwide license to the Hemangioblast Program. The Company recorded $7,353 and $14,706 in license fee revenue for the three and six months ended June 30, 2012, respectively, and $7,353 and $14,706 in license fee revenue for the three and six months ended June 30, 2011, respectively, in its consolidated statements of operations, and the balance of unamortized license fee of $395,833 and $410,539 is included in deferred revenue in the consolidated balance sheets at June 30, 2012 and December 31, 2011, respectively.

On July 15, 2011, the Company and CHA Biotech entered into a binding term sheet, with the expectation of entering into a future definitive agreement, in which the joint venture was realigned around both product development rights and research responsibilities. Under the terms of the binding term sheet, SCRMI exclusively licensed the rights to the Hemangioblast Program to the Company for United States and Canada and expanded the jurisdictional scope of the license to CHA Biotech to include Japan (in addition to South Korea, which was already exclusively licensed to CHA Biotech). As part of the agreement, the scientists at SCRMI involved in the Hemangioblast Program were transferred to the Company, and SCRMI discontinued its research activity and became solely a licensing entity. The Company is obligated to meet a minimal research spending requirement of $6.75 million by July 31, 2014 in order to maintain its exclusive license, up to the point of filing an investigational new drug for a therapeutic product. Intellectual property rights created by the Company in the course of our research are subject to a non-exclusive license to CHA Biotech for Japan and South Korea, and to SCRMI to be sub-licensable under certain circumstances for countries other than the United States, Canada, Japan and South Korea. Pursuant to the agreement, the Company paid $820,000 to SCRMI in July 2011. As of June 30, 2012, no further payments have been made. The joint venture’s accumulated losses exceed the Company’s investment at June 30, 2012.

The following table is a summary of key financial data for the joint venture as of and for the six months ended June 30, 2012 and 2011:

	June 30,
	2012	2011
Current assets	$183,644	$578,142
Noncurrent assets	$1,046,328	$119,468
Current liabilities	$292,117	$1,447,504
Noncurrent liabilities	$2,313,727	$2,265,463
Net revenue	$149,903	$38,336
Net income (loss)	$101,255	$(839,237)

4.	INVESTMENT IN JOINT VENTURE

On December 1, 2008, the Company and CHA Bio & Diostech Co., Ltd. formed an international joint venture. The new company, Stem Cell & Regenerative Medicine International, Inc. (“SCRMI”), will develop human blood cells and other clinical therapies based on the Company’s hemangioblast program, one of the Company’s core technologies. Under the terms of the agreement, the Company purchased upfront a 33% interest in the joint venture, and will receive another 7% interest upon fulfilling certain obligations under the agreement over a period of 3 years. The Company’s contribution includes (a) the uninterrupted use of a portion of its leased facility at the Company’s expense, (b) the uninterrupted use of certain equipment in the leased facility, and (c) the release of certain of the Company’s research and science personnel to be employed by the joint venture. In return, for a 60% interest, CHA has agreed to contribute $150,000 cash and to fund all operational costs in order to conduct the hemangioblast program. Effective May 1, 2010, the Company was no longer obligated to provide laboratory space to SCRMI, and the Company holds a 40% interest in the joint venture and CHA Bio & Diostech, Ltd. owns a 60% interest. The two partners to the joint venture are in negotiations on further funding of the joint venture, but there can be no assurances that an agreement will be reached. Any financial statement impact at this time is unclear should an agreement not be reached.

The Company has agreed to collaborate with the joint venture in securing grants to further research and development of its technology. Additionally, SCRMI has agreed to pay the Company a fee of $500,000 for an exclusive, worldwide license to the Hemangioblast Program. The Company recorded $29,412, $29,412 and $29,412 in license fee revenue for the years ended December 31, 2011, 2010 and 2009, respectively, in its accompanying consolidated statements of operations, and the balance of unamortized license fee of $410,539 and $439,951 is included in deferred revenue in the accompanying consolidated balance sheets at December 31, 2011 and 2010, respectively.

On July 15, 2011, the Company and CHA Biotech entered into a binding term sheet, with the expectation of entering into a future definitive agreement, in which the joint venture was realigned around both product development rights and research responsibilities. Under the terms of the binding term sheet, SCRMI exclusively licensed the rights to the Hemangioblast Program to the Company for United States and Canada and expanded the jurisdictional scope of the license to CHA Biotech to include Japan (in addition to South Korea, which was already exclusively licensed to CHA Biotech). As part of the agreement, the scientists at SCRMI involved in the Hemangioblast Program were transferred to the Company, and SCRMI discontinued its research activity and became solely a licensing entity. The Company is obligated to meet a minimal research spending requirement of $6.75 million by July 31, 2014 in order to maintain its exclusive license, up to the point of filing an investigational new drug for a therapeutic product. Intellectual property rights created by the Company in the course of our research are subject to a non-exclusive license to CHA Biotech for Japan and South Korea, and to SCRMI to be sub-licensable under certain circumstances for countries other than the United States, Canada, Japan and South Korea. Pursuant to the agreement, the Company paid $820,000 to SCRMI which is recorded to “losses attributable to equity method investments.”

The following table is a summary of key financial data for the joint venture as of and for the years ended December 31, 2011, 2010 and 2009:

	December 31,
	2011	2010	2009
Current assets	$194,349	$611,843	$737,760
Noncurrent assets	$1,082,778	$855,372	$501,744
Current liabilities	$294,469	$1,203,941	$863,436
Noncurrent liabilities	$2,459,785	$1,439,394	$488,297
Net revenue	$417,382	$76,672	$26,775
Net loss	$(574,713)	$(1,852,336)	$(1,526,851)

5. PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 5 - PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at June 30, 2012 and December 31, 2011:

	June 30,	December 31,
	2012	2011
Machinery & equipment	$1,497,703	$1,488,527
Computer equipment	458,470	449,893
Office furniture	82,822	82,822
Leasehold improvements	318,108	311,592
Capital leases	51,235	51,235
	2,408,338	2,384,069

Accumulated depreciation	(2,254,738)	(2,229,298)
Property and equipment, net	$153,600	$154,771

Depreciation expense for the three and six months ended June 30, 2012 amounted to $13,349 and $25,440, respectively.

Depreciation expense for the three and six months ended June 30, 2011 amounted to $17,109 and $38,394, respectively.

5.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2011 and 2010:

	December 31,	December 31,
	2011	2010
Machinery & equipment	$1,488,527	$1,488,527
Computer equipment	449,893	449,893
Office furniture	82,822	76,201
Leasehold improvements	311,592	281,383
Capital leases	51,235	51,235
	2,384,069	2,347,239

Accumulated depreciation	(2,229,298)	(2,162,137)
Property and equipment, net	$154,771	$185,102

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 amounted to $67,161, $138,050 and $291,472, respectively.

6. ACCRUED SETTLEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 6 - ACCRUED SETTLEMENT

6. ACCRUED SETTLEMENT

Midsummer Investment, Ltd

On August 9, 2011, the Company entered into a Settlement Agreement and Mutual Release (“Settlement Agreement”) with Midsummer Investment, Ltd and Midsummer Small Cap Master, Ltd. (collectively, “Midsummer”). Pursuant to the Settlement Agreement, upon tender by Midsummer to the Company of warrants held by Midsummer to purchase a total of 20,319,730 shares of the Company’s common stock (the “Warrants”), and duly executed notices of exercise (deemed to occur upon execution of the Settlement Agreement), the Company, to settle errors involving warrant issuances to Midsummer, agreed to (i) deliver to Midsummer an aggregate of 36,000,000 shares of the Company’s common stock (the “Current Shares”), as an exercise of the Warrants in respect of a partial exercise of Warrants, (ii) undertake to issue 30,585,774 additional shares of the Company’s common stock (the “Future Shares”), as an exercise of the remainder of the Warrants within ten days of the date that the Company shall have sufficient authorized and unissued shares of Common Stock (“Authorized Share Increase”) which are not otherwise reserved for issuance for other purposes to enable the Company to issue all of the Future Shares and (iii) issue 3,058,577 shares of the Company’s common stock (the “Additional Future Shares”) for every calendar month elapsed between the date of delivery of the Current Shares and the date following delivery of the Future Shares. The Company and Midsummer provided mutual general releases.

The shares were valued at $0.17 which is the share price on the date of the agreement. Per the Settlement Agreement, the Company issued 36,000,000 shares on August 12, 2011 and issued the Future Shares of 30,585,774 and the Additional Future Shares of 15,292,885 on January 31, 2012.

Alpha Capital

On October 14, 2011, the United States District Court for the Southern District of New York entered an order granting plaintiff Alpha Capital Anstalt's ("Alpha Capital") motion for a preliminary injunction and preliminary declaratory relief in the lawsuit entitled Alpha Capital Anstalt v. Advanced Cell Technology, Inc., Case No. 11 CIV 6458 (S.D.N.Y. filed Sept. 16, 2011).  The lawsuit is described in the current report on Form 8-K filed by the Company with the Securities and Exchange Commission on September 22, 2011.  In its motion, Alpha Capital sought an order directing the Company to deliver to it at least 39,514,859 shares of its common stock in accordance with the terms of its warrants and convertible promissory notes.  The court's October 14, 2011 order directed the Company to hold in escrow 39,514,859 shares of its common stock pending the entry of a preliminary injunction, and directed Alpha Capital to submit a proposed form of order to the court by October 27, 2011.

On November 1, 2011, the Company issued the 39,514,859 shares to Alpha Capital. On November 23, 2011, the Company answered Alpha Capital’s Complaint and asserted affirmative defenses. On December 12, 2011, the Company and Alpha submitted a Civil Case Management Plan and Scheduling Order and discovery has since commenced. Despite receiving the 39,514,859 shares on November 1, 2011 as a result of its preliminary injunction, Alpha Capital continues to seek damages against the Company. The Company has evaluated Alpha Capital’s complaint in the frame work of ASC 450 and believes that the consolidated financial statements as of June 30, 2012 properly reflect management’s consideration of ASC 450. The Company’s Management intends to contest this case vigorously.

Black Mountain Equities

On November 9, 2011, the United States District Court for the Southern District of New York entered an order granting plaintiff Black Mountain Equities, Inc. ("Black Mountain") motion for a preliminary injunction and preliminary declaratory relief in the lawsuit entitled Black Mountain Equities, Inc., v. Advanced Cell Technology, Inc., Case No. 11 CIV 7305, filed on October 17, 2011.  In its motion, Black Mountain sought an order directing the Company to deliver to it at least 18,000,000 shares of its common stock in accordance with the terms of its warrants and convertible promissory notes.  The court's November 9, 2011 order directed the Company to hold in escrow 18,000,000 shares of its common stock pending the entry of a preliminary injunction.

On November 15, 2011, the Company issued and held in escrow the 18,000,000 shares. On December 15, 2011, the Company answered BME’s initial Complaint and asserted counterclaims, disputing BME’s contention that it was owed 18,000,000 shares. On December 29, 2011, BME filed an Amended Complaint. On January 17, 2012, the Company answered the Amended Complaint and asserted revised counterclaims. On April 9, 2012, the Company settled by agreeing to release 18,000,000 shares of common stock held in escrow and issuing an additional 800,000 shares of common stock, which were issued on May 8, 2012. .

Cranshire Master Fund

On December 15, 2011, the United States District Court for the Southern District of New York entered an order granting plaintiff Cranshire Capital Master Fund, Ltd.’s (“Cranshire”) motion for a preliminary injunction in the lawsuit entitled Cranshire Capital Master Fund, Ltd. v. Advanced Cell Technology, Inc., Case No. 11 CIV 8755 (S.D.N.Y. filed December 1, 2011). Cranshire asserts that as a result of the transactions between the Company and JMJ, the exercise price of its warrants should have been decreased to $.0353 and the total number of warrant shares issuable upon exercise should have been increased from 6,918,197 to 19,598,292. Based upon these figures, Cranshire asserted that its December 2010 warrant exercise should have resulted in an additional 12,680,094 shares. Cranshire asserts claims for damages, in an amount to be determined at trial, for the Company's alleged failure to deliver the shares and to provide proper notice of reduction in exercise price and conversion price. On December 2, 2011, Cranshire moved for preliminary declaratory relief and for a preliminary injunction directing the Company to deliver immediately at least 12,680,094 shares of its common stock to Cranshire. At the hearing on December 15, 2011, Cranshire changed its argument, contending that the exercise price should have been decreased to $.027 (as opposed to $.0353) and that, consequently, it was entitled to 18,000,000 shares (as opposed to 12,660,094 shares). On December 15, 2011, the court granted a preliminary injunction and directed the Company to deliver to Cranshire 10,730,265 shares of the Company's common stock.

The Company issued the 10,730,265 shares to Cranshire on December 16, 2011. On February 24, 2012, the Company entered into an agreement with Cranshire to settle all outstanding claims against the Company. Pursuant to the agreement, the Company issued to Cranshire (1) an additional 1,949,735 of common stock, (2) plus the quotient of (x) $276,000 divided by (y) 90% of the closing price of common stock on the trading day immediately preceding the entry of the court order. The number of shares of common stock issued based on a $0.11 share price at February 24, 2011 was 4,737,614.

Global Settlement

On December 7, 2011, the Company entered into settlement agreements with 40 holders of convertible promissory notes and warrants that were issued between 2005 and 2010. The settlement agreements relate to claims that the holders may have against the Company regarding the assertion that the conversion price of the notes and the exercise price of the warrants should have been adjusted as a result of certain transactions between the Company and JMJ Financial, Inc. during 2010. Pursuant to the settlement agreements, the Company agreed to issue an aggregate of 239,601,630 shares of common stock to the settling holders.

At the time of settlement, the Company did not have a sufficient number of authorized but unissued shares of common stock to issue all of the shares of common stock that the Company agreed to issue to settling holders pursuant to the settlement agreements. On January 24, 2012, the Company’s shareholders approved the increase in authorized shares to 2,750,000,000. The Company issued 238,237,459 shares on January 31, 2012 and 1,364,171 shares on February 7, 2012.

6.	ACCRUED SETTLEMENT

Midsummer Investment, Ltd

On August 9, 2011, the Company entered into a Settlement Agreement and Mutual Release (“Settlement Agreement”) with Midsummer Investment, Ltd and Midsummer Small Cap Master, Ltd. (collectively, “Midsummer”). Pursuant to the Settlement Agreement, upon tender by Midsummer to the Company of warrants held by Midsummer to purchase a total of 20,319,730 shares of the Company’s common stock (the “Warrants”), and duly executed notices of exercise (deemed to occur upon execution of the Settlement Agreement), the Company, to settle errors involving warrant issuances to Midsummer, agreed to (i) deliver to Midsummer an aggregate of 36,000,000 shares of the Company’s common stock (the “Current Shares”), as an exercise of the Warrants in respect of a partial exercise of Warrants, (ii) undertake to issue 30,585,774 additional shares of the Company’s common stock (the “Future Shares”), as an exercise of the remainder of the Warrants within ten days of the date that the Company shall have sufficient authorized and unissued shares of Common Stock (“Authorized Share Increase”) which are not otherwise reserved for issuance for other purposes to enable the Company to issue all of the Future Shares and (iii) issue 3,058,577 shares of the Company’s common stock (the “Additional Future Shares”) for every calendar month elapsed between the date of delivery of the Current Shares and the date following delivery of the Future Shares. The Company and Midsummer provided mutual general releases.

The Company calculated the fair value of the warrants on August 9, 2011 using the stock price on that date, the exercise price per the warrant agreement, an expected term based on the expiration date of the warrant, volatility of 165%, and a discount rate of 0.33%. Based on these assumptions the fair value of the warrants to purchase 20,319,730 shares of common stock was $3,039,090 which represents a $409,082 decrease in fair value from June 30, 2011. The decrease of $409,082 is recorded in the consolidated statement of operations as “adjustments to fair value of derivatives.”

The shares to be issued were valued at $0.17 which is the share price on the date of the agreement. Per the Settlement Agreement, the Company issued 36,000,000 shares on August 12, 2011. The Company issued the Future Shares of 30,585,774 and the Additional Future Shares of 15,292,885 in January 2012. The Company estimated the required liability at December 31, 2011 to be $7,799,373 based on 30,585,774 Future Shares and 15,292,885 Additional Future Shares valued at $0.17 per share of common stock which is recorded as “accrued settlement” on the accompanying consolidated balance sheets. The Company recorded $10,880,282 as “finance costs” in the consolidated statements of operations related to the 36,000,000 Initial shares, the 30,585,774 Future Shares, the 15,292,885 Additional Future Shares, offset by the $3,039,090 fair value of the warrant derivative liability.

Alpha Capital

On October 14, 2011, the United States District Court for the Southern District of New York entered an order granting plaintiff Alpha Capital Anstalt's ("Alpha Capital") motion for a preliminary injunction and preliminary declaratory relief in the lawsuit entitled Alpha Capital Anstalt v. Advanced Cell Technology, Inc., Case No. 11 CIV 6458 (S.D.N.Y. filed Sept. 16, 2011).  The lawsuit is described in the current report on Form 8-K filed by the Company with the Securities and Exchange Commission on September 22, 2011.  In its motion, Alpha Capital sought an order directing the Company to deliver to it at least 39,514,859 shares of its common stock in accordance with the terms of its warrants and convertible promissory notes.  The court's October 14, 2011 order directed the Company to hold in escrow 39,514,859 shares of its common stock pending the entry of a preliminary injunction, and directed Alpha Capital to submit a proposed form of order to the court by October 27, 2011.

On November 1, 2011, the Company issued the 39,514,859 shares to Alpha Capital. The Company recorded $4,947,800 as “finance cost” on the accompanying consolidated statements of operations and balance sheets, respectively which represents the fair value of the 39,514,859 shares of common stock valued at $0.14 per share less the fair value of the warrant derivative liability of $584,280. The $0.14 common stock fair value was the share price on the date of the preliminary injunction.

On November 23, 2011, the Company answered Alpha Capital’s Complaint and asserted affirmative defenses. On December 12, 2011, the Company and Alpha submitted a Civil Case Management Plan and Scheduling Order and discovery has since commenced. Despite receiving the 39,514,859 shares on November 1, 2011 as a result of its preliminary injunction, Alpha Capital continues to seek damages against the Company. The Company’s Management intends to contest this case vigorously.

Black Mountain Equities

On November 9, 2011, the United States District Court for the Southern District of New York entered an order granting plaintiff Black Mountain Equities, Inc. ("Black Mountain") motion for a preliminary injunction and preliminary declaratory relief in the lawsuit entitled Black Mountain Equities, Inc., v. Advanced Cell Technology, Inc., Case No. 11 CIV 7305, filed on October 17, 2011.  In its motion, Black Mountain sought an order directing the Company to deliver to it at least 18,000,000 shares of its common stock in accordance with the terms of its warrants and convertible promissory notes.  The court's November 9, 2011 order directed the Company to hold in escrow 18,000,000 shares of its common stock pending the entry of a preliminary injunction.

On November 15, 2011, the Company issued the 18,000,000 shares to Black Mountain. The Company recorded $1,615,062 as “finance cost” and “accrued settlement” on the accompanying consolidated statements of operations and balance sheets, respectively which represents the fair value of the 18,000,000 shares of common stock valued at $0.11 per share less the fair value of the warrant derivative liability of $364,938. The $0.11 common stock fair value was the share price on the date of the preliminary injunction.

On December 15, 2011, the Company answered BME’s initial Complaint and asserted counterclaims, disputing BME’s contention that it was owed 18,000,000 shares. On December 29, 2011, BME filed an Amended Complaint. On January 17, 2012, the Company answered the Amended Complaint and asserted revised counterclaims. Discovery will begin in this case shortly. In its Amended Complaint, BME argues that it made a cashless exercise of warrants issued by the Company by delivering a Notice of Exercise, asking for 18,000,000 shares of the Company’s common stock, based on a reduced exercise price and increased warrant share amount. In its counterclaims, the Company argues that even assuming arguendo that the exercise price of the warrants should have been reset as a result of certain JMJ Financial, Inc. transactions, BME would still only be entitled to 7,331,445 shares. Based on this calculation, the Company argues that BME should return to the Company no less than 10,668,555 shares of the stock it received on November 15, 2011 pursuant to its preliminary injunction. The Company’s Management intends to contest this case vigorously.

Cranshire Master Fund

On December 15, 2011, the United States District Court for the Southern District of New York entered an order granting plaintiff Cranshire Capital Master Fund, Ltd.’s (“Cranshire”) motion for a preliminary injunction in the lawsuit entitled Cranshire Capital Master Fund, Ltd. v. Advanced Cell Technology, Inc., Case No. 11 CIV 8755 (S.D.N.Y. filed December 1, 2011). Cranshire asserts that as a result of the transactions between the Company and JMJ, the exercise price of its warrants should have been decreased to $.0353 and the total number of warrant shares issuable upon exercise should have been increased from 6,918,197 to 19,598,292. Based upon these figures, Cranshire asserted that its December 2010 warrant exercise should have resulted in an additional 12,680,094 shares. Cranshire asserts claims for damages, in an amount to be determined at trial, for the Company's alleged failure to deliver the shares and to provide proper notice of reduction in exercise price and conversion price. On December 2, 2011, Cranshire moved for preliminary declaratory relief and for a preliminary injunction directing the Company to deliver immediately at least 12,680,094 shares of its common stock to Cranshire. At the hearing on December 15, 2011, Cranshire changed its argument, contending that the exercise price should have been decreased to $.027 (as opposed to $.0353) and that, consequently, it was entitled to 18,000,000 shares (as opposed to 12,660,094 shares). On December 15, 2011, the court granted a preliminary injunction and directed the Company to deliver to Cranshire 10,730,265 shares of the Company's common stock. The parties will begin discovery shortly. Management intends to contest this case vigorously if a reasonable settlement cannot be achieved.

The Company issued the 10,730,265 shares to Cranshire on December 16, 2011. The Company recorded $1,073,027 as “finance cost” and “accrued settlement” on the accompanying consolidated statements of operations and balance sheets, respectively which represents the fair value of the 10,730,265 shares of common stock valued at $0.10 per share less. The $0.10 common stock fair value was the share price on the date of the preliminary injunction. See note 19, Subsequent Events, regarding the February 24, 2012 settlement.

Global Settlement

On December 7, 2011, the Company entered into settlement agreements with 40 holders of convertible promissory notes and warrants that were issued between 2005 and 2010. The settlement agreements relate to claims that the holders may have against the Company regarding the assertion that the conversion price of the notes and the exercise price of the warrants should have been adjusted as a result of certain transactions between the Company and JMJ Financial, Inc. during 2010. Pursuant to the settlement agreements, the Company agreed to issue an aggregate of 239,601,630 shares of common stock to the settling holders.

At the time of settlement, the Company did not have a sufficient number of authorized but unissued shares of common stock to issue all of the shares of common stock that the Company agreed to issue to settling holders pursuant to the settlement agreements. On January 24, 2012, the Company’s shareholders approved the increase in authorized shares to 2,750,000,000. The Company issued the 239,601,630 shares on January 30, 2012.

The Company recorded $22,724,947 as “finance cost” and “accrued settlement” on the accompanying consolidated statements of operations and balance sheets, respectively which represents the fair value of the 239,601,630 shares of common stock valued at $0.11 per share less. The $0.11 common stock fair value was the share price on the date of the settlement agreement.

7. LOSS CONTINGENCY ACCRUAL	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 7 - LOSS CONTINGENCY ACCRUAL

7. LOSS CONTINGENCY ACCRUAL

The Company was not able to reach a settlement agreement with all of holders of convertible promissory notes and warrants that were issued between 2005 and 2010. The Company will continue to negotiate with the holders and anticipates that the number of shares to be issued will be similar to the settlements that have already been finalized as of June 30, 2012. The loss contingency accrual was $15,347,341 and $16,704,169 at June 30, 2012 and December 31, 2011, respectively.

7.	LOSS CONTINGENCY ACCRUAL

The Company was not able to reach a settlement agreement with all of holders of convertible promissory notes and warrants that were issued between 2005 and 2010. The Company will continue to negotiate with the holders and anticipates that the number of shares to be issued will be similar to the settlements that have already been finalized as of December 31, 2011.

The Company recorded $16,704,169 as “finance cost” and “loss contingency accrual” on the accompanying consolidated statements of operations and balance sheets, respectively which represents the fair value of the shares of common stock valued at $0.13 per share less the fair value of the warrant derivative liability of $810,077. The $0.13 common stock fair value was determined by estimating the share price at the date of settlement.

8. CONVERTIBLE PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 8 - CONVERTIBLE PROMISSORY NOTES

8. CONVERTIBLE PROMISSORY NOTES

2010 JMJ Convertible Promissory Notes

During 2010, the Company issued three convertible promissory notes to JMJ Financial, for a total of $3,000,000 available to receive in cash, for a principal sum of $3,850,000, which included an original issue discount of $850,000. The notes bear a one-time interest charge of 10% on the principal sum. The holder may at its election convert all or part of these notes into shares of the Company's common stock at the conversion rate of the lesser of: (a) $0.10 per share, or (b) 85% of the average of the three lowest trade prices in the 20 trading days prior to the conversion. During 2010, the Company received the entire $3,000,000 on these notes. Of the $3,850,000 borrowed, the Company converted $3,562,215 into 76,465,706 shares of common stock during 2010. The notes mature on March 30, 2013.

As of June 30, 2012 and December 31, 2011, the convertible promissory notes were convertible at the option of the holders into a total of 5,642,843 and 4,303,863 shares, respectively, subject to anti-dilution and other customary adjustments. The fair value of the embedded conversion option was $186,484 and $227,547 as of June 30, 2012 and December 31, 2011, respectively. The decrease in the fair value of this liability was $19,615 and $41,063 during the three and six months ended June 30, 2012, respectively, and $178,538 and $19,552 during the three and six months ended June 30, 2011, respectively, which was recorded through the statements of operations as an adjustment to fair value of derivatives. The assumptions used in the Black-Scholes option pricing model at June 30, 2012 are as follows: (1) dividend yield of 0%; (2) expected volatility of 160%, (3) risk-free interest rate of 0.21%, and (4) expected life of 0.75 years.

Interest expense from amortization of debt discounts related to the JMJ Convertible Promissory Notes for the three and six months ended June 30, 2012 was $31,628 and $63,255, respectively. Interest expense from amortization of debt discounts related to the JMJ Convertible Promissory Notes for the three and six months ended June 30, 2011 was $31,629 and $62,910, respectively.

8.	CONVERTIBLE PROMISSORY NOTES

2010 JMJ Convertible Promissory Notes

During 2010, the Company issued three convertible promissory notes to JMJ Financial, for a total of $3,000,000 available to receive in cash, for a principal sum of $3,850,000, which included an original issue discount of $850,000. The notes bear a one-time interest charge of 10% on the principal sum. The holder may at its election convert all or part of these notes into shares of the Company's common stock at the conversion rate of the lesser of: (a) $0.10 per share, or (b) 85% of the average of the three lowest trade prices in the 20 trading days prior to the conversion. During 2010, the Company received the entire $3,000,000 on these notes. Of the $3,850,000 borrowed, the Company converted $3,562,215 into 76,465,706 shares of common stock during 2010. The notes mature on March 30, 2013.

As of December 31, 2011 and 2010, the convertible promissory notes were convertible at the option of the holders into a total of 4,303,863 shares, subject to anti-dilution and other customary adjustments. The fair value of the embedded conversion option was $227,547 and $628,919 as of December 31, 2011 and 2010, respectively. The decrease in the fair value of this liability was $401,372 and $7,778,168 during the years ended December 31, 2011 and 2010, respectively, which was recorded through the results of operations as an adjustment to fair value of derivatives. The assumptions used in the Black-Scholes option pricing model at December 31, 2011 are as follows: (1) dividend yield of 0%; (2) expected volatility of 160%, (3) risk-free interest rate of 0.12%, and (4) expected life of 1.25 years.

Interest expense from amortization of debt discounts related to the JMJ Convertible Promissory Notes for the years ended December 31, 2011, 2010 and 2009 was $126,863, $6,410,552 and $1,220,220, respectively.

2009 Convertible Promissory Notes

On November 12, 2009, the Company entered into a subscription agreement (the “Subscription Agreement”) with certain subscribers (the “Subscribers”) pursuant to which the Company sold certain original issue discount promissory notes (“2009 Convertible Promissory Notes”). The 2009 Convertible Promissory Notes are convertible at the option of the holder into shares of the Company’s common stock at a conversion price of $0.10.

The initial closing under the Subscription Agreement occurred on November 12, 2009, pursuant to which, the Company sold 2009 Convertible Promissory Notes (“First Close Notes”) in the principal amount of $1,662,000 for a purchase price of $1,385,000. In addition, on November 13, 2009, the Company sold 2009 Convertible Promissory Notes in the principal amount of $441,000 for a purchase price of $367,500 (including $67,500 previously owed to a subscriber for legal services). The closing that occurred on November 13, 2009 was deemed part of the initial closing, such that, pursuant to the initial closing under the Subscription Agreement, the Company sold 2009 Convertible Promissory Notes in the aggregate principal amount of $2,103,000 for an aggregate purchase price of $1,752,500.

On February 18, 2010, the Company completed the second closing, issuing additional debentures (“Second Close Debentures”), under the same terms of the initial closing, in the principal amount of up to $2,076,451 for a purchase price of $1,730,375 (including $45,375 previously owed to a subscriber for legal services).

The Company was required to redeem the 2009 Convertible Promissory Notes monthly commencing in May 2010 under the first closing and September 2010 under the second closing, in the amount of 14.28% of the initial principal amount of the 2009 Convertible Promissory Notes, in cash or common stock at the Company’s option, until the 2009 Convertible Promissory Notes were paid in full. The maturity date of the 2009 Convertible Promissory Notes, first close is November 12, 2010, and March 1, 2011 under the second close.

During the year ended December 31, 2011, the Company issued 1,519,077 shares of common stock for debt of $151,909. As of December 31, 2011 and 2010, the outstanding debt related to the 2009 Convertible Promissory Notes is $0 and $132,680 (net of discount of $19,229), respectively.

Interest expense from amortization of debt discounts related to the 2009 Convertible Promissory Notes for the years ended December 31, 2011, 2010 and 2009 was $19,229, $3,878,950 and $281,271, respectively.

9. SERIES A-1 REDEEMABLE CONVERTIBLE PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 9 - SERIES A-1 REDEEMABLE CONVERTIBLE PREFERRED STOCK

9. SERIES A-1 REDEEMABLE CONVERTIBLE PREFERRED STOCK

On March 3, 2009, the Company entered into a $5 million credit facility (“Facility”) with a life sciences fund. Under the terms of the agreement, the Company may draw down funds, as needed, from the investor through the issuance of Series A-1 redeemable convertible preferred stock, par value $.001, at a basis of 1 share of Series A-1 redeemable convertible preferred stock for every $10,000 invested. The preferred stock pays dividends, in kind of preferred stock, at an annual rate of 10%, matures in four years from the initial drawdown date, and is convertible into common stock at $0.75 per share at the option of the holder.

However, in the event the closing price of the common stock during the 5 trading days following the notice to convert falls below 75% of the average of the closing bid price in the 5 trading days prior to the closing date, the investor may, at its option, and without penalty, decline to purchase the applicable put shares on the closing date.

The Company is required to keep available out of its authorized but unissued shares of common stock, such number of shares sufficient to effect a conversion of all then outstanding shares of the Series A-1 redeemable convertible preferred stock.

The Series A-1 redeemable preferred stock has been classified within the mezzanine section between liabilities and equity in the consolidated balance sheets because it is considered conditionally redeemable. The embedded conversion option has been recorded as a derivative liability in the Company’s consolidated balance sheets, and changes in the fair value each reporting period are reported in adjustments to fair value of derivatives in the consolidated statements of operations.

The outstanding balance at June 30, 2012 and December 31, 2011 was $1,130,165, and is convertible into 1,506,887 shares of the Company’s common stock. The Company values the conversion option initially when each draw takes place (see section entitled “Conversion Option” in this footnote below). As of June 30, 2012, the Company has drawn $3,418,166 of the $5,000,000 commitment.

The following table summarizes the Series A-1 redeemable convertible preferred stock outstanding at June 30, 2012 and December 31, 2011:

	June 30, 2012	December 31, 2011
Principal due	$1,130,166	$1,130,166
Accrued dividend	407,680	342,097
Debt discount	(26,144)	(43,137)
	1,511,702	1,429,126

Non-current portion	$1,511,702	$1,429,126

Aggregate liquidation value*	$1,537,846	$1,472,263

* Represents the sum of principal due and accrued dividends.

The dividends are accrued at a rate of 10% per annum, and the Company records the accrual as interest expense in its consolidated statements of operations in the period incurred. The Company recorded accrued dividends on the Series A-1 redeemable convertible preferred stock of $34,275 and $65,583 for the three and six months ended June 30, 2012, respectively, and $31,152 and $59,302 for the three and six months ended June 30, 2011, respectively, which is recorded as interest expense in the consolidated statements of operations.

Redemption Rights

Upon the earlier of (i) the fourth anniversary of the issuance date, and (ii) the occurrence of a major transaction, each holder shall have the right, to require the Company to redeem all or a portion of such holder’s share of Series A-1 preferred stock, at a price per share equal to the Series A-1 liquidation value. The Company has the option to pay the redemption price in cash or in shares of its common stock. The Company shall have the right to redeem all or a portion of the shares of Series A-1 redeemable preferred stock, at any time at a price per share of Series A-1 redeemable preferred stock equal to 100% of the Series A-1 liquidation value.

Termination and Liquidation Rights

The Company may terminate this agreement and its right to initiate future draw-downs by providing 30 days advanced written notice to the investor, subject to certain limitations.

Upon any liquidation, dissolution or winding up of the Company, the holders of the Series A-1 redeemable convertible preferred stock shall first be entitled to be paid out of the assets of the Company available for distribution (subject to certain limitations) to its stockholders an amount with respect to each share of Series A-1 redeemable convertible preferred stock equal to $10,000, plus any accrued by unpaid dividends.

Conversion Option:

The embedded conversion option was valued at $5,286 and $25,983 at June 30, 2012 and December 31, 2011, respectively, at fair value using the Black-Scholes model. The decrease in the fair value of the embedded conversion option liability of $17,050 and $20,697 for the three and six months ended June 30, 2012, respectively, and $10,461 and $64,599 for the three and six months ended June 30, 2011, respectively, was recorded through the statements of operations as an adjustment to fair value of derivatives.

The assumptions used in the Black-Scholes model to value the embedded conversion option at June 30, 2012 were as follows: (1) dividend yield of 0%; (2) expected volatility of 160%, (3) risk-free interest rate of 0.21%, and (4) expected life of 0.77 years.

Commitment fee and expenses

For providing investor relations services in connection with the Series A-1 redeemable convertible preferred stock credit facility, the Company issued a consultant 24,900,000 shares of its common stock on February 9, 2009. The Company valued the issuance of these shares at $4,731,000 based on a closing price of $0.19 on February 9, 2009 and recorded the value of the shares as deferred financing costs on the date they were issued. Beginning on the date of the first draw-down on April 6, 2009 (the loan maturity date is 4 years after the initial draw-down), the Company amortizes these fees over the term of the Series A-1 redeemable convertible preferred stock facility which represents the implied term of the investor relations contract.

The Company also incurred a non-refundable commitment fee to the holder of this convertible preferred stock facility in the amount of $250,000. The initial fee went into delinquency and was modified on October 19, 2009. (See modification section in the footnote below.)

Beginning on the date of the first draw-down on April 6, 2009 (the loan maturity date is 4 years after the initial draw-down), the Company amortizes the deferred issuance costs ratably over the term of the Series A-1 redeemable convertible preferred stock facility.

Interest expense from amortization of the debt discount and deferred costs for the three and six months ended June 30, 2012 was $111,074 and $222,149, respectively and for the three and six months ended June 30, 2011 was $111,075 and $220,930, respectively.

Modification of Series A-1 Convertible Redeemable Preferred Stock:

On October 19, 2009, the Company entered into two letter agreements with Volation, pursuant to which (i) the Company reduced the conversion price of its existing outstanding Series A-1 convertible preferred stock issued to Volation to $.10 per share resulting in 22,880,000 shares of Common Stock upon conversion, (ii) the Company issued Volation 2,500,000 shares of its Common Stock at $0.10 per share in payment of an outstanding commitment fee, and (iii) Volation waived the delinquency in  non-payment of the $250,000 commitment fee required pursuant to the preferred stock purchase agreement between the Company and Volation. The commitment fee was paid during the year ended December 31, 2010 by reducing the proceeds paid by the Series A-1 Preferred Stock investors by the amount of the commitment fee.

9.	Series A-1 REDEEMABLE Convertible Preferred Stock

On March 3, 2009, the Company entered into a $5 million credit facility (“Facility”) with a life sciences fund. Under the terms of the agreement, the Company may draw down funds, as needed, from the investor through the issuance of Series A-1 redeemable convertible preferred stock, par value $.001, at a basis of 1 share of Series A-1 redeemable convertible preferred stock for every $10,000 invested. The preferred stock pays dividends, in kind of preferred stock, at an annual rate of 10%, matures in four years from the initial drawdown date, and is convertible into common stock at $0.75 per share at the option of the holder.

However, in the event the closing price of the common stock during the 5 trading days following the notice to convert falls below 75% of the average of the closing bid price in the 5 trading days prior to the closing date, the investor may, at its option, and without penalty, decline to purchase the applicable put shares on the closing date.

The Company is required to keep available out of its authorized but unissued shares of common stock, such number of shares sufficient to effect a conversion of all then outstanding shares of the Series A-1 redeemable convertible preferred stock.

The Series A-1 redeemable preferred stock has been classified within the mezzanine section between liabilities and equity in the consolidated balance sheets because it is considered conditionally redeemable. The embedded conversion option has been recorded as a derivative liability in the Company’s consolidated balance sheets, and changes in the fair value each reporting period are reported in adjustments to fair value of derivatives in the consolidated statements of operations.

The outstanding balance at December 31, 2011 and 2010 was $1,130,165, and is convertible into 1,506,887 shares of the Company’s common stock. The Company values the conversion option initially when each draw takes place (see section entitled “Conversion Option” in this footnote below). As of December 31, 2011, the Company has drawn $3,418,166 of the $5,000,000 commitment.

The following table summarizes the Series A-1 redeemable convertible preferred stock outstanding at December 31, 2011 and 2010:

	December 31,	December 31,
	2011	2010
Principal due	$1,130,165	1,130,165
Accrued dividend	342,098	219,492
Debt discount	(43,137)	(77,216)
Non-current portion	$1,429,126	1,272,441

Aggregate liquidation value*	$1,472,262	1,349,657

* Represents the sum of principal due and accrued dividends.

The dividends are accrued at a rate of 10% per annum, and the Company records the accrual as interest expense in its consolidated statements of operations in the period incurred. The Company recorded accrued dividends on the Series A-1 redeemable convertible preferred stock of $122,605, $219,492 and $123,609 for the years ended December 31, 2011, 2010 and 2009, respectively, which is recorded as interest expense in the accompanying consolidated statements of operations.

Redemption Rights

Upon the earlier of (i) the fourth anniversary of the issuance date, and (ii) the occurrence of a major transaction, each holder shall have the right, to require the Company to redeem all or a portion of such holder’s share of Series A-1 preferred stock, at a price per share equal to the Series A-1 liquidation value. The Company has the option to pay the redemption price in cash or in shares of its common stock. The Company shall have the right to redeem all or a portion of the shares of Series A-1 redeemable preferred stock, at any time at a price per share of Series A-1 redeemable preferred stock equal to 100% of the Series A-1 liquidation value.

Termination and Liquidation Rights

The Company may terminate this agreement and its right to initiate future draw-downs by providing 30 days advanced written notice to the investor, subject to certain limitations.

Upon any liquidation, dissolution or winding up of the Company, the holders of the Series A-1 redeemable convertible preferred stock shall first be entitled to be paid out of the assets of the Company available for distribution (subject to certain limitations) to its stockholders an amount with respect to each share of Series A-1 redeemable convertible preferred stock equal to $10,000, plus any accrued by unpaid dividends.

Conversion Option:

The embedded conversion option was valued at $25,983 and $212,447 at December 31, 2011 and 2010, respectively, at fair value using the Black-Scholes model. The decrease in the fair value of the embedded conversion option liability of $186,464, $392,400 and $2,094,924 for the years ended December 31, 2011, 2010 and 2009, respectively, was recorded through the results of operations as an adjustment to fair value of derivatives.

The assumptions used in the Black-Scholes model to value the embedded conversion option at December 31, 2011 were as follows: (1) dividend yield of 0%; (2) expected volatility of 160%, (3) risk-free interest rate of 0.12%, and (4) expected life of 1.27 years.

Commitment fee and expenses

For providing investor relations services in connection with the Series A-1 redeemable convertible preferred stock credit facility, the Company issued a consultant 24,900,000 shares of its common stock on February 9, 2009. The Company valued the issuance of these shares at $4,731,000 based on a closing price of $0.19 on February 9, 2009 and recorded the value of the shares as deferred financing costs on the date they were issued. Beginning on the date of the first draw-down on April 6, 2009 (the loan maturity date is 4 years after the initial draw-down), the Company amortizes these fees over the term of the Series A-1 redeemable convertible preferred stock facility which represents the implied term of the investor relations contract.

The Company also incurred a non-refundable commitment fee to the holder of this convertible preferred stock facility in the amount of $250,000. The initial fee went into delinquency and was modified on October 19, 2009. (See modification section in the footnote below.)

Beginning on the date of the first draw-down on April 6, 2009 (the loan maturity date is 4 years after the initial draw-down), the Company amortizes the deferred issuance costs ratably over the term of the Series A-1 redeemable convertible preferred stock facility.

Interest expense from amortization of the debt discount and deferred costs for the years ended December 31, 2011, 2010 and 2009 was $445,521, $137,753 and $3,778,850, respectively.

Modification of Series A-1 Convertible Redeemable Preferred Stock:

On October 19, 2009, the Company entered into two letter agreements with Volation, pursuant to which (i) the Company reduced the conversion price of its existing outstanding Series A-1 convertible preferred stock issued to Volation to $.10 per share resulting in 22,880,000 shares of Common Stock upon conversion, (ii) the Company issued Volation 2,500,000 shares of its Common Stock at $0.10 per share in payment of an outstanding commitment fee, and (iii) Volation waived the delinquency in  non-payment of the $250,000 commitment fee required pursuant to the preferred stock purchase agreement between the Company and Volation. The commitment fee was paid during the year ended December 31, 2010 by reducing the proceeds paid by the Series A-1 Preferred Stock investors by the amount of the commitment fee.

During 2010, the Company issued 6,206,961 shares of common stock for the conversion of $620,696 of Series A-1 redeemable convertible preferred stock.

10. SERIES B PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 10 - SERIES B PREFERRED STOCK

10. SERIES B PREFERRED STOCK

On November 2, 2009 (“Effective Date”), the Company entered into a preferred stock purchase agreement with Optimus Life Sciences Capital Partners, LLC (“Investor” or “Optimus”). Pursuant to the purchase agreement, the Company agreed to sell, and the Investor agreed to purchase, in one or more purchases from time to time at the Company’s sole discretion, (i) up to 1,000 shares of Series B preferred stock at a purchase price of $10,000 per share, for an aggregate purchase price of up to $10,000,000, and (ii) five-year warrants to purchase shares of the Company’s common stock  with an aggregate exercise price equal to 135% of the purchase price paid by the Investor, at an exercise price per share as follows:

—	On the sixth (6th) Trading Day following the Tranche Notice Date, the Exercise Price of the Optimus Warrant shall be adjusted to equal the VWAP for the 5 trading days beginning on and including the Tranche Notice Date (as so adjusted, the “Adjusted Exercise Price”); and

—	If the Adjusted Exercise Price results in additional Warrant Shares being issuable to the Holder, such additional shares shall be delivered to the Holder within one Trading Day following the Adjustment Date. If the Adjusted Exercise Price results in less Warrant Shares being issuable to the Holder, the excess Warrant Shares shall be returned by the Holder to the Company within one Trading Day following on the Adjustment Date.

The Company agreed to pay to the Investor a commitment fee of $500,000, at the earlier of the closing of the first Tranche or the six month anniversary of the effective date, payable at the Company’s election in cash or common stock valued at 90% of the volume weighted average price of the Company’s common stock on the five trading days preceding the payment date. The $500,000 commitment fee was outstanding and was recorded in accrued expenses in the Company’s consolidated balance sheet at December 31, 2009. During 2010, the Company issued 50 shares of preferred stock as payment for the commitment fee.

During 2010, the Company delivered tranche notices to Optimus Life Sciences Capital Partners, LLC for delivery of a total of 1,000 shares under the Series B preferred stock for funding in the amount of $10,000,000 ($9,485,000 in cash proceeds, $500,000 of commitment fee applied, and $15,000 in legal fees).

During 2010, in connection with the funding, the Company issued 95,870,362 shares of its common stock upon exercise of the same number of warrants, which were granted simultaneously with the Company’s tranche notices. During 2010, the Company received secured promissory notes in the amount of $13,500,000 to settle the warrant exercise.

Dividends

Commencing on the date of the issuance of any shares of Series B preferred stock, Holders of Series B preferred stock will be entitled to receive dividends on each outstanding share of Series B preferred stock, which will accrue in shares of Series B preferred stock at a rate equal to 10% per annum from the issuance date compounded annually. Accrued dividends will be payable upon redemption of the Series B preferred stock. Accrued dividends were $1,778,954 and $1,229,538 at June 30, 2012 and December 31 2011, respectively.

Redemption Rights

Upon or after the fourth anniversary of the initial issuance date, the Company will have the right, at the Company’s option, to redeem all or a portion of the shares of the Series B preferred stock, at a price per share equal to 100% of the Series B liquidation value. The preferred stock may be redeemed at the Company’s option, commencing 4 years from the issuance date at a price per share of (a)  $10,000 per share plus accrued but unpaid dividends (the “Series B Liquidation Value”), or, at a price per share of : (x) 127% of the Series B Liquidation Value if redeemed on or after the first anniversary but prior to the second anniversary of the initial issuance date, (y) 118% of the Series B Liquidation Value if redeemed on or after the second anniversary but prior to the third anniversary of the initial issuance date, and (z) 109% of the Series B Liquidation Value if redeemed on or after the third anniversary but prior to the fourth anniversary of the initial issuance date.

Liquidation Rights

The preferred shares shall, with respect to dividend, rights upon liquidation, winding-up or dissolution, rank: (i) senior to the Company’s common stock, and any other class or series of preferred stock of the Company, except Series A-1 Convertible Preferred Stock which shall rank senior in right of liquidation and pari passu with respect to dividends; and (ii) junior to all existing and future indebtedness of the Company.

If the Company determines to liquidate, dissolve or wind-up its business, it must redeem the Series B preferred stock at the prices set forth above. Upon any liquidation, dissolution or winding up of the Company the Holders of Series B preferred stock shall be first entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to each share of Series B preferred stock equal to $10,000, plus any accrued and unpaid dividends.

The Company has classified the Series B redeemable preferred stock in the equity section in its consolidated balance sheets.

Related Secured Promissory Notes Receivable:

In accordance with the terms of the Series B preferred stock agreement, Optimus issued to the Company a secured promissory note in consideration for receiving warrants under each tranche. The value of each secured promissory note equals the value of the warrants that Optimus received. Interest on the notes accrues at 2% per year, compounding annually if the interest remains unpaid at the end of each year. The note is secured by freely tradable marketable securities belonging to Optimus. Each promissory note matures on the fourth anniversary of its issuance.

In the event the Company redeems all or a portion of any shares of Series B preferred stock held by Optimus, the Company will be permitted to offset the full amount of such proceeds against amounts outstanding under the promissory notes. Accordingly, the Company included the discounted value of the secured promissory notes as a separate component of stockholders’ deficit at June 30, 2012 and 2011.

The value of the secured promissory notes in the consolidated balance sheet was $11,756,294, net of discounts of $2,098,812 and accrued interest of $355,106 at June 30, 2012, reflecting a face value of $13,500,000. The value of the secured promissory notes in the consolidated balance sheet was $11,207,935, net of discounts of $2,537,499 and accrued interest of $245,434 at December 31, 2011, reflecting a face value of $13,500,000. The Company determined that a 10% discount is appropriate, in order to consistently reflect the Company’s cost of borrowing under the terms of the underlying Series B preferred stock that permits offset. The Company recorded an initial discount on the promissory notes in the amount of $3,519,238 during the year ended December 31, 2010. The Company accretes interest at 10% over the respective four-year terms of the promissory notes.

During the three and six months ended June 30, 2012, the Company accreted interest on the promissory notes in the amount of $283,022 and $548,359, respectively, and during the three and six months ended June 30, 2011, the Company accreted interest on the promissory notes in the amount of $257,947 and $509,002, respectively, which was recorded in accumulated deficit during the periods then ended. The Company recorded dividends on its Series B preferred stock during the three and six months ended June 30, 2012 of $283,567 and $549,416, respectively and during the three and six months ended June 30, 2011 of $258,444 and $509,983, respectively. The accrued dividends are offset by the accretion of the note receivable discount.

As of June 30, 2012 and December 31, 2011, 1,000 shares of Series B preferred stock were outstanding. As of June 30, 2012, the Company has drawn the entire commitment of $10,000,000.

10.	SERIES B PREFERRED STOCK

On November 2, 2009 (“Effective Date”), the Company entered into a preferred stock purchase agreement with Optimus Life Sciences Capital Partners, LLC (“Investor” or “Optimus”). Pursuant to the purchase agreement, the Company agreed to sell, and the Investor agreed to purchase, in one or more purchases from time to time at the Company’s sole discretion, (i) up to 1,000 shares of Series B preferred stock at a purchase price of $10,000 per share, for an aggregate purchase price of up to $10,000,000, and (ii) five-year warrants to purchase shares of the Company’s common stock  with an aggregate exercise price equal to 135% of the purchase price paid by the Investor, at an exercise price per share as follows:

·	On the sixth (6th) Trading Day following the Tranche Notice Date, the Exercise Price of the Optimus Warrant shall be adjusted to equal the VWAP for the 5 trading days beginning on and including the Tranche Notice Date (as so adjusted, the “Adjusted Exercise Price”); and

·	If the Adjusted Exercise Price results in additional Warrant Shares being issuable to the Holder, such additional shares shall be delivered to the Holder within one Trading Day following the Adjustment Date. If the Adjusted Exercise Price results in less Warrant Shares being issuable to the Holder, the excess Warrant Shares shall be returned by the Holder to the Company within one Trading Day following on the Adjustment Date.

The Warrants were issued in replacement of a five-year warrant to purchase 119,469,027 shares of common stock with an exercise price per share of $0.113 the Company issued on the Effective Date.

The Company agreed to pay to the Investor a commitment fee of $500,000, at the earlier of the closing of the first Tranche or the six month anniversary of the effective date, payable at the Company’s election in cash or common stock valued at 90% of the volume weighted average price of the Company’s common stock on the five trading days preceding the payment date. The $500,000 commitment fee was outstanding and was recorded in accrued expenses in the Company’s consolidated balance sheet at December 31, 2009. During 2010, the Company issued 50 shares of preferred stock as payment for the commitment fee.

During 2010, the Company delivered tranche notices to Optimus Life Sciences Capital Partners, LLC for delivery of a total of 1,000 shares under the Series B preferred stock for funding in the amount of $10,000,000 ($9,485,000 in cash proceeds, $500,000 of commitment fee applied, and $15,000 in legal fees).

During 2010, in connection with the funding, the Company issued 95,870,362 shares of its common stock upon exercise of the same number of warrants, which were granted simultaneously with the Company’s tranche notices. During 2010, the Company received secured promissory notes in the amount of $13,500,000 to settle the warrant exercise.

Dividends

Commencing on the date of the issuance of any shares of Series B preferred stock, Holders of Series B preferred stock will be entitled to receive dividends on each outstanding share of Series B preferred stock, which will accrue in shares of Series B preferred stock at a rate equal to 10% per annum from the issuance date compounded annually. Accrued dividends will be payable upon redemption of the Series B preferred stock. Accrued dividends were $1,229,538 and $196,986 at December 31 2011 and 2010, respectively.

Redemption Rights

Upon or after the fourth anniversary of the initial issuance date, the Company will have the right, at the Company’s option, to redeem all or a portion of the shares of the Series B preferred stock, at a price per share equal to 100% of the Series B liquidation value. The preferred stock may be redeemed at the Company’s option, commencing 4 years from the issuance date at a price per share of (a)  $10,000 per share plus accrued but unpaid dividends (the “Series B Liquidation Value”), or, at a price per share of : (x) 127% of the Series B Liquidation Value if redeemed on or after the first anniversary but prior to the second anniversary of the initial issuance date, (y) 118% of the Series B Liquidation Value if redeemed on or after the second anniversary but prior to the third anniversary of the initial issuance date, and (z) 109% of the Series B Liquidation Value if redeemed on or after the third anniversary but prior to the fourth anniversary of the initial issuance date.

Liquidation Rights

The preferred shares shall, with respect to dividend, rights upon liquidation, winding-up or dissolution, rank: (i) senior to the Company’s common stock, and any other class or series of preferred stock of the Company, except Series A-1 Convertible Preferred Stock which shall rank senior in right of liquidation and pari passu with respect to dividends; and (ii) junior to all existing and future indebtedness of the Company. If the Company determines to liquidate, dissolve or wind-up its business, it must redeem the Series B preferred stock at the prices set forth above. Upon any liquidation, dissolution or winding up of the Company the Holders of Series B preferred stock shall be first entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to each share of Series B preferred stock equal to $10,000, plus any accrued and unpaid dividends.

The Company has classified the Series B redeemable preferred stock in the equity section in its consolidated balance sheets.

Related Secured Promissory Notes Receivable:

In accordance with the terms of the Series B preferred stock agreement, Optimus issued to the Company a secured promissory note in consideration for receiving warrants under each tranche. The value of each secured promissory note equals the value of the warrants that Optimus received. Interest on the notes accrues at 2% per year, compounding annually if the interest remains unpaid at the end of each year. The note is secured by freely tradable marketable securities belonging to Optimus. Each promissory note matures on the fourth anniversary of its issuance.

In the event the Company redeems all or a portion of any shares of Series B preferred stock held by Optimus, the Company will be permitted to offset the full amount of such proceeds against amounts outstanding under the promissory notes. Accordingly, the Company included the discounted value of the secured promissory notes as a separate component of stockholders’ deficit at December 31, 2011 and 2010.

The value of the secured promissory notes in the accompanying consolidated balance sheet was $11,207,935, net of discounts of $2,537,499 and accrued interest of $245,434 at December 31, 2011, reflecting a face value of $13,500,000. The value of the secured promissory notes in the accompanying consolidated balance sheet was $10,177,370, net of discounts of $3,361,952 and accrued interest of $39,322 at December 31, 2010, reflecting a face value of $13,500,000. The Company determined that a 10% discount is appropriate, in order to consistently reflect the Company’s cost of borrowing under the terms of the underlying Series B preferred stock that permits offset. The Company recorded an initial discount on the promissory notes in the amount of $3,519,238 during the year ended December 31, 2010. The Company accretes interest at 10% over the respective four-year terms of the promissory notes.

During the years ended December 31, 2011 and 2010, the Company accreted interest on the promissory notes in the amount of $1,227,173 and $196,607, respectively, which was recorded in accumulated deficit during the periods then ended. The Company recorded dividends on its Series B preferred stock during the years ended December 31, 2011 and 2010 of $1,229,538 and $196,986, respectively. The accrued dividends are offset by the accretion of the note receivable discount.

As of December 31, 2011 and 2010, 1,000 shares of Series B preferred stock were outstanding.

11. SERIES C PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 11 - SERIES C PREFERRED STOCK

11. SERIES C PREFERRED STOCK

On December 30, 2010 (the “Series C Effective Date”), the Company entered into a securities purchase agreement (the “Series C Purchase Agreement”) with Socius CG II, Ltd., a Bermuda exempted company (“Socius”). Pursuant to the Series C Purchase Agreement:

—

The Company agreed to sell, and Socius agreed to purchase, in one or more purchases from time to time (each such purchase, a “Series C Tranche”) in the Company’s sole discretion (subject to the conditions set forth therein), (i) up to 2,500 shares of Series C Preferred Stock (the “Series C Preferred Shares”) at a purchase price of $10,000 per share, for an aggregate purchase price of up to $25,000,000, and (ii) a two-year warrant (the “Socius Warrant”) obligating Socius to purchase shares of the Company’s common stock  (the “Common Stock” ) with an aggregate exercise price equal to 20% of the purchase price paid by Socius for the Series C Preferred Shares sold in each Series C Tranche, at an exercise price per share equal to the closing bid price of the Company’s Common Stock on the date the Company provides notice of such Series C Tranche (the “Series C Tranche Notice”). On each date that the Company delivers a Series C Tranche Notice to Socius, Socius shall also become obligated, pursuant to a right automatically vesting on such Series C Tranche Notice date, to purchase that number of shares of Common Stock (such shares of Common Stock the “Additional Investment Shares”) equal in dollar amount to 100% of the Series C Tranche amount set forth in the Series C Tranche Notice at a price per share equal to the closing bid price of the Common Stock on the Series C Tranche Notice date.

—

The Series C Purchase Agreement requires that, when the Company requests Socius to purchase a tranche of Series C Preferred Shares, the mandatory purchase by Socius of the related Additional Investment Shares must occur no later than sixty (60) calendar days following the Series C Tranche Notice date.

—

The Socius Warrant was issued to Socius on December 30, 2010 (the “Closing Date”) simultaneous with entering into the Series C Purchase Agreement. The Socius Warrant was issued with an initial exercise price per warrant is of $0.16 per share and for a total of up to 31,250,000 shares, subject to adjustment as described therein. On January 10, 2011, Socius and the Company entered into a letter agreement in which the parties agreed that, following arms-length negotiations and notwithstanding anything to the contrary in the Socius Warrant, that the initial number of shares issuable under the Socius Warrant, subject to the adjustment mechanism set forth therein, was equal to 30,000,000.

—

As required by the Purchase Agreement, the Socius Warrant must be exercised for such number of shares of Common Stock equal in amount to 20% of the cumulative purchase price paid by Socius for the Series C Preferred Shares. The maximum amount of Series C Preferred Stock that Socius may become obligated to purchase under all Series C Tranches is $25,000,000. Assuming the maximum drawdown of $25,000,000 by the Company under the Series C Purchase Agreement, Socius would be required to exercise the Socius Warrant to purchase 20% of this total dollar amount, or $5,000,000 worth of shares of Common Stock.

—	The Letter Agreement modified the Socius Warrant only with respect to the initial number of underlying shares and expressly provides that, except as so modified, the Socius Warrant shall remain unchanged and shall continue in full force and effect.

—

At the initial closing pursuant to the Series C Purchase Agreement, which occurred on the Closing Date, (i) Socius purchased 400 Preferred Shares and the Company received gross proceeds of  $4,000,000 (ii) the Company delivered to Socius an initial warrant (the “Initial Warrant”) obligating Socius to purchase shares of Common Stock with an aggregate purchase price of $800,000, which shall be automatically exercisable on the date a registration statement for the resale of all shares of Common Stock issuable pursuant to the Series C Purchase Agreement is declared effective (which effectiveness occurred on April 13, 2011), with delivery of such shares made to Socius on the trading day immediately following the exercise date at a per-share price equal to the closing bid price of the Common Stock on the delivery date, and (iii) Socius became obligated to purchase additional shares of Common Stock equal in aggregate dollar amount to $4,000,000 ( such shares of Common Stock the “Initial Investment Shares”), with delivery of such shares made to Socius on the trading day immediately following the date the registration statement is declared effective at a price per share equal to the closing  bid price of Common Stock on the delivery date.

—

The Company agreed to pay to Socius a commitment fee of $1,250,000 (the “Commitment Fee”), at the earlier of the closing of the first Series C Tranche or the six month anniversary of the Series C Effective Date.   This Commitment Fee is payable solely at the Company’s election, in cash or in the alternative, in shares of common stock valued at 88% of the volume weighted average price of the Company’s Common Stock on the five trading days preceding the payment date. If the Company elects to pay the Commitment Fee in shares of Common Stock, no cash payment would be due as the issuance of shares would satisfy the Commitment Fee obligation in full. The Company issued 7,562,008 shares of common stock on June 30, 2011 as full payment of the commitment fee.

—

The Company agreed to use its best efforts to file within 60 days of the Series C Effective Date, and cause to become effective as soon as possible thereafter, a registration statement with the Securities and Exchange Commission for the resale of all shares of Common Stock issuable pursuant to the Series C Purchase Agreement, including the shares of Common Stock underlying the Socius Warrant, shares of the Common Stock issuable upon exercise of the Initial Warrant, shares of Common Stock issuable as Initial Investment Shares, shares of Common Stock issuable as Additional Investment Shares, and shares of Common Stock issuable in payment of the Commitment Fee.

—	In the event that Socius does not comply with its obligations under the Series C Purchase Agreement (including its obligations to exercise the Socius Warrant), the Series C Purchase Agreement provides that, in addition to being entitled to exercise all rights provided therein or granted by law, the Company would be entitled to seek specific performance by Socius under the Series C Purchase Agreement and the Socius Warrant.

On December 30, 2010, in accordance with the purchase agreement, the Company filed a certificate of designations for the Series C preferred stock with the Secretary of State of the state of Delaware. As previously reported, pursuant to the Certificate of Designations, the preferred shares shall, with respect to dividend, rights upon liquidation, winding-up or dissolution, rank: (i) senior to the Company’s common stock, and any other class or series of preferred stock of the Company (collectively, with any warrants, rights, calls or options exercisable for or convertible into such preferred stock, the “Junior Securities”); provided, however, the Series A-1 convertible preferred stock and Series B preferred stock (together, the “Senior Securities”) shall rank senior in right of redemption, liquidation, and dividends; and (ii) junior to all existing and future indebtedness of the Company.

On June 16, 2011, the Company delivered the second Series C Tranche notice to Socius for delivery of a total of 400 shares under the Series C preferred stock for funding in the amount of $4,000,000.

On September 22, 2011, the Company delivered the third Series C Tranche notice to Socius for delivery of a total of 150 shares under the Series C preferred stock for funding in the amount of $1,500,000.

On December 15, 2011, the Company delivered the fourth Series C Tranche notice to Socius for delivery of a total of 200 shares under the Series C preferred stock for funding in the amount of $2,000,000.

On March 16, 2012, the Company delivered the fifth Series C Tranche notice to Socius for delivery of a total of 250 shares under the Series C preferred stock for funding in the amount of $2,500,000.

On June 18, 2012, the Company delivered the sixth Series C Tranche notice to Socius for delivery of a total of 200 shares under the Series C preferred stock for funding in the amount of $2,000,000.

As of June 30, 2012, the Company has drawn $16,000,000 of the $25,000,000 commitment.

Dividends

Commencing on the date of the issuance of any shares of Series C preferred stock, holders of Series C preferred stock will be entitled to receive dividends on each outstanding share of Series C preferred stock, which will accrue in shares of Series C preferred stock at a rate equal to 6% per annum from the issuance date compounded annually. Accrued dividends will be payable upon redemption of the Series C preferred stock. Accrued dividends were $799,405 and $400,110 at June 30, 2012 and December 31, 2011, respectively.

Redemption Rights

Upon or after the fourth anniversary of the initial issuance date, the Company will have the right, at the Company’s option, to redeem all or a portion of the shares of the Series C preferred stock, at a price per share equal to 100% of the Series C liquidation value. The preferred stock may be redeemed at the Company’s option, commencing 4 years from the issuance date at a price per share of (a)  $10,000 per share plus accrued but unpaid dividends (the “Series C Liquidation Value”), or, at a price per share of : (x) 136% of the Series C Liquidation Value if redeemed prior to the first anniversary of the initial issuance date, (y) 127% of the Series C Liquidation Value if redeemed on or after the second anniversary but prior to the third anniversary of the initial issuance date, and (z) 109% of the Series C Liquidation Value if redeemed on or after the third anniversary but prior to the fourth anniversary of the initial issuance date.

Termination and Liquidation Rights

If the Company determines to liquidate, dissolve or wind-up its business, it must redeem the Series C preferred stock at the prices set forth above. Upon any liquidation, dissolution or winding up of the Company, the Holders of Series C preferred stock shall be first entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to each share of Series C preferred stock equal to $10,000, plus any accrued and unpaid dividends.

Related Secured Promissory Notes Receivable:

In accordance with the terms of the Series C preferred stock agreement, the Company issued the following notes receivable:

—	On April 14, 2011 and associated with the first Series C Tranche notice which occurred on December 31, 2010, Socius issued to the Company a secured promissory note of $4,000,000 for 22,222,222 shares of common stock and issued a secured promissory note of $800,000 for the exercise of warrants for 4,444,444 shares of common stock.

—	On June 16, 2011 and associated with the second Series C Tranche notice, Socius issued to the Company a secured promissory note of $4,000,000 for 21,390,374 shares of common stock and issued a secured promissory note of $800,000 for the exercise of warrants for 4,278,075 shares of common stock.

—	On September 22, 2011 and associated with the third Series C Tranche notice, Socius issued to the Company a secured promissory note of $1,500,000 for 9,671,180 shares of common stock and issued a secured promissory note of $300,000 for the exercise of warrants for 1,934,236 shares of common stock.

—	On December 15, 2011 and associated with the fourth Series C Tranche notice, Socius issued to the Company a secured promissory note of $2,000,000 for 20,512,821 shares of common stock and issued a secured promissory note of $400,000 for the exercise of warrants for 4,102,564 shares of common stock.

—	On March 16, 2012 and associated with the fifth Series C Tranche notice, Socius issued to the Company a secured promissory note of $2,500,000 for 26,315,789 shares of common stock and issued a secured promissory note of $500,000 for the exercise of warrants for 5,263,158 shares of common stock.

—	On June 18, 2012 and associated with the sixth Series C Tranche notice, Socius issued to the Company a secured promissory note of $2,000,000 for 28,490,028 shares of common stock and issued a secured promissory note of $400,000 for the exercise of warrants for 5,698,006 shares of common stock.

Interest on the notes accrues at 2% per year, compounding annually if the interest remains unpaid at the end of each year. The note is secured by freely tradable marketable securities belonging to Socius. Each promissory note matures on the fourth anniversary of its issuance.

In the event the Company redeems all or a portion of any shares of Series C preferred stock held by Socius, the Company will be permitted to offset the full amount of such proceeds against amounts outstanding under the promissory notes. Accordingly, the Company included the discounted value of the secured promissory notes as a separate component of stockholders’ deficit at June 30, 2012 and 2011.

The value of the secured promissory notes in the consolidated balance sheet was $17,209,711, net of discounts of $2,239,579 and accrued interest of $249,290 at June 30, 2012, reflecting a face value of $19,200,000. The value of the secured promissory notes as of December 31, 2011 was $12,173,251, net of discounts of $1,740,516 and accrued interest of $113,767, reflecting a face value of $13,800,000. The Company determined that a 6% discount is appropriate, in order to consistently reflect the Company’s cost of borrowing under the terms of the underlying Series C preferred stock that permits offset. The Company recorded an initial discount on the promissory notes in the amount of $1,968,050 during the year ended December 31, 2011 and an additional $770,107 of debt discounts during the six months ended June 30, 2012 related to the fifth and sixth tranche notice. The Company accretes interest at 6% over the respective four-year terms of the promissory notes.

During the three and six months ended June 30, 2012, the Company accreted interest on the promissory note in the amount of $223,233 and $406,567, respectively, and during the three and six months ended June 30, 2011, the Company accreted interest on the promissory note in the amount of $61,563 and $61,563, respectively, which was recorded in accumulated deficit during the periods then ended. The Company recorded dividends on its Series C preferred stock during the three and six months ended June 30, 2012 of $217,514 and $399,296, respectively, and recorded dividends of $69,041 and $128,219 for the three and six months ended June 30, 2011, respectively. The accrued dividends are offset by the accretion of the note receivable discount.

The Company has classified the Series C redeemable preferred stock in the equity section in its consolidated balance sheets. As of June 30, 2012 and December 31, 2011, 1,600 and 1,150 shares of Series C preferred stock were outstanding, respectively.

11.	SERIES C PREFERRED STOCK

On December 30, 2010 (the “Series C Effective Date”), the Company entered into a securities purchase agreement (the “Series C Purchase Agreement”) with Socius CG II, Ltd., a Bermuda exempted company (“Socius”). Pursuant to the Series C Purchase Agreement:

·	The Company agreed to sell, and Socius agreed to purchase, in one or more purchases from time to time (each such purchase, a “Series C Tranche”) in the Company’s sole discretion (subject to the conditions set forth therein), (i) up to 2,500 shares of Series C Preferred Stock (the “Series C Preferred Shares”) at a purchase price of $10,000 per share, for an aggregate purchase price of up to $25,000,000, and (ii) a two-year warrant (the “Socius Warrant”) obligating Socius to purchase shares of the Company’s common stock (the “Common Stock” ) with an aggregate exercise price equal to 20% of the purchase price paid by Socius for the Series C Preferred Shares sold in each Series C Tranche, at an exercise price per share equal to the closing bid price of the Company’s Common Stock on the date the Company provides notice of such Series C Tranche (the “Series C Tranche Notice”). On each date that the Company delivers a Series C Tranche Notice to Socius, Socius shall also become obligated, pursuant to a right automatically vesting on such Series C Tranche Notice date, to purchase that number of shares of Common Stock (such shares of Common Stock the “Additional Investment Shares”) equal in dollar amount to 100% of the Series C Tranche amount set forth in the Series C Tranche Notice at a price per share equal to the closing bid price of the Common Stock on the Series C Tranche Notice date.

●	The Series C Purchase Agreement requires that, when the Company requests Socius to purchase a tranche of Series C Preferred Shares, the mandatory purchase by Socius of the related Additional Investment Shares must occur no later than sixty (60) calendar days following the Series C Tranche Notice date.

●	The Socius Warrant was issued to Socius on December 30, 2010 (the “Closing Date”) simultaneous with entering into the Series C Purchase Agreement. The Socius Warrant was issued with an initial exercise price per warrant is of $0.16 per share and for a total of up to 31,250,000 shares, subject to adjustment as described therein. On January 10, 2011, Socius and the Company entered into a letter agreement in which the parties agreed that, following arms-length negotiations and notwithstanding anything to the contrary in the Socius Warrant, that the initial number of shares issuable under the Socius Warrant, subject to the adjustment mechanism set forth therein, was equal to 30,000,000.

●	As required by the Purchase Agreement, the Socius Warrant must be exercised for such number of shares of Common Stock equal in amount to 20% of the cumulative purchase price paid by Socius for the Series C Preferred Shares. The maximum amount of Series C Preferred Stock that Socius may become obligated to purchase under all Series C Tranches is $25,000,000. Assuming the maximum drawdown of $25,000,000 by the Company under the Series C Purchase Agreement, Socius would be required to exercise the Socius Warrant to purchase 20% of this total dollar amount, or $5,000,000 worth of shares of Common Stock.

●	The Letter Agreement modified the Socius Warrant only with respect to the initial number of underlying shares and expressly provides that, except as so modified, the Socius Warrant shall remain unchanged and shall continue in full force and effect.

●	At the initial closing pursuant to the Series C Purchase Agreement, which occurred on the Closing Date, (i) Socius purchased 400 Preferred Shares and the Company received gross proceeds of $4,000,000 (ii) the Company delivered to Socius an initial warrant (the “Initial Warrant”) obligating Socius to purchase shares of Common Stock with an aggregate purchase price of $800,000, which shall be automatically exercisable on the date a registration statement for the resale of all shares of Common Stock issuable pursuant to the Series C Purchase Agreement is declared effective (which effectiveness occurred on April 13, 2011), with delivery of such shares made to Socius on the trading day immediately following the exercise date at a per-share price equal to the closing bid price of the Common Stock on the delivery date, and (iii) Socius became obligated to purchase additional shares of Common Stock equal in aggregate dollar amount to $4,000,000 ( such shares of Common Stock the “Initial Investment Shares”), with delivery of such shares made to Socius on the trading day immediately following the date the registration statement is declared effective at a price per share equal to the closing bid price of Common Stock on the delivery date.

·	The Company agreed to pay to Socius a commitment fee of $1,250,000 (the “Commitment Fee”), at the earlier of the closing of the first Series C Tranche or the six month anniversary of the Series C Effective Date. This Commitment Fee is payable solely at the Company’s election, in cash or in the alternative, in shares of common stock valued at 88% of the volume weighted average price of the Company’s Common Stock on the five trading days preceding the payment date. If the Company elects to pay the Commitment Fee in shares of Common Stock, no cash payment would be due as the issuance of shares would satisfy the Commitment Fee obligation in full. The Company issued 7,562,008 shares of common stock on June 30, 2011 as full payment of the Commitment Fee.

·	The Company agreed to use its best efforts to file within 60 days of the Series C Effective Date, and cause to become effective as soon as possible thereafter, a registration statement with the Securities and Exchange Commission for the resale of all shares of Common Stock issuable pursuant to the Series C Purchase Agreement, including the shares of Common Stock underlying the Socius Warrant, shares of the Common Stock issuable upon exercise of the Initial Warrant, shares of Common Stock issuable as Initial Investment Shares, shares of Common Stock issuable as Additional Investment Shares, and shares of Common Stock issuable in payment of the Commitment Fee.

●	In the event that Socius does not comply with its obligations under the Series C Purchase Agreement (including its obligations to exercise the Socius Warrant), the Series C Purchase Agreement provides that, in addition to being entitled to exercise all rights provided therein or granted by law, the Company would be entitled to seek specific performance by Socius under the Series C Purchase Agreement and the Socius Warrant.

On December 30, 2010, in accordance with the purchase agreement, the Company filed a certificate of designations for the Series C preferred stock with the Secretary of State of the state of Delaware. As previously reported, pursuant to the Certificate of Designations, the preferred shares shall, with respect to dividend, rights upon liquidation, winding-up or dissolution, rank: (i) senior to the Company’s common stock, and any other class or series of preferred stock of the Company (collectively, with any warrants, rights, calls or options exercisable for or convertible into such preferred stock, the “Junior Securities”); provided, however, the Series A-1 convertible preferred stock and Series B preferred stock (together, the “Senior Securities”) shall rank senior in right of redemption, liquidation, and dividends; and (ii) junior to all existing and future indebtedness of the Company.

On June 16, 2011, the Company delivered the second Series C Tranche notice to Socius for delivery of a total of 400 shares under the Series C preferred stock for funding in the amount of $4,000,000.

On September 22, 2011, the Company delivered the third Series C Tranche notice to Socius for delivery of a total of 150 shares under the Series C preferred stock for funding in the amount of $1,500,000.

On December 15, 2011, the Company delivered the fourth Series C Tranche notice to Socius for delivery of a total of 200 shares under the Series C preferred stock for funding in the amount of $2,000,000.

Dividends

Commencing on the date of the issuance of any shares of Series C preferred stock, holders of Series C preferred stock will be entitled to receive dividends on each outstanding share of Series C preferred stock, which will accrue in shares of Series C preferred stock at a rate equal to 6% per annum from the issuance date compounded annually. Accrued dividends will be payable upon redemption of the Series C preferred stock. Accrued dividends were $400,110 and $0 at December 31, 2011 and 2010, respectively.

Redemption Rights

Upon or after the fourth anniversary of the initial issuance date, the Company will have the right, at the Company’s option, to redeem all or a portion of the shares of the Series C preferred stock, at a price per share equal to 100% of the Series C liquidation value. The preferred stock may be redeemed at the Company’s option, commencing 4 years from the issuance date at a price per share of (a)  $10,000 per share plus accrued but unpaid dividends (the “Series C Liquidation Value”), or, at a price per share of : (x) 136% of the Series C Liquidation Value if redeemed prior to the first anniversary of the initial issuance date, (y) 127% of the Series C Liquidation Value if redeemed on or after the second anniversary but prior to the third anniversary of the initial issuance date, and (z) 109% of the Series C Liquidation Value if redeemed on or after the third anniversary but prior to the fourth anniversary of the initial issuance date.

Termination and Liquidation Rights

If the Company determines to liquidate, dissolve or wind-up its business, it must redeem the Series C preferred stock at the prices set forth above. Upon any liquidation, dissolution or winding up of the Company, the Holders of Series C preferred stock shall be first entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to each share of Series C preferred stock equal to $10,000, plus any accrued and unpaid dividends.

Related Secured Promissory Notes Receivable:

In accordance with the terms of the Series C preferred stock agreement, on April 14, 2011 and associated with the first Series C Tranche notice which occurred on December 31, 2010, Socius issued to the Company a secured promissory note of $4,000,000 for 22,222,222 shares of common stock and issued a secured promissory note of $800,000 for the exercise of warrants for 4,444,444 shares of common stock. On June 16, 2011 and associated with the second Series C Tranche notice, Socius issued to the Company a secured promissory note of $4,000,000 for 21,390,374 shares of common stock and issued a secured promissory note of $800,000 for the exercise of warrants for 4,278,075 shares of common stock. On September 22, 2011 and associated with the third Series C Tranche notice, Socius issued to the Company a secured promissory note of $1,500,000 for 9,671,180 shares of common stock and issued a secured promissory note of $300,000 for the exercise of warrants for 1,934,236 shares of common stock. On December 15, 2011 and associated with the fourth Series C Tranche notice, Socius issued to the Company a secured promissory note of $2,000,000 for 20,512,821 shares of common stock and issued a secured promissory note of $400,000 for the exercise of warrants for 4,102,564 shares of common stock. Interest on the notes accrues at 2% per year, compounding annually if the interest remains unpaid at the end of each year. The note is secured by freely tradable marketable securities belonging to Socius. Each promissory note matures on the fourth anniversary of its issuance.

In the event the Company redeems all or a portion of any shares of Series C preferred stock held by Socius, the Company will be permitted to offset the full amount of such proceeds against amounts outstanding under the promissory notes. Accordingly, the Company included the discounted value of the secured promissory notes as a separate component of stockholders’ deficit at December 31, 2011 and 2010.

The value of the secured promissory notes in the accompanying consolidated balance sheet was $12,173,251, net of discounts of $1,740,516 and accrued interest of $113,767 at December 31, 2011, reflecting a face value of $13,800,000. The Company determined that a 6% discount is appropriate, in order to consistently reflect the Company’s cost of borrowing under the terms of the underlying Series C preferred stock that permits offset. The Company recorded an initial discount on the promissory notes in the amount of $1,968,050 during the year ended December 31, 2011. The Company accretes interest at 6% over the respective four-year terms of the promissory notes.

During the years ended December 31, 2011 and 2010 the Company accreted interest on the promissory note in the amount of $341,301 and $0, respectively, which was recorded in accumulated deficit during the periods then ended. The Company recorded dividends on its Series C preferred stock during the years ended December 31, 2011 and 2010 of $400,110 and $0, respectively. The accrued dividends are offset by the accretion of the note receivable discount.

The Company has classified the Series C redeemable preferred stock in the equity section in its consolidated balance sheets. As of December 31, 2011 and 2010, 1,150 and 400 shares of Series C preferred stock were outstanding, respectively.

12. WARRANT SUMMARY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 12 - WARRANT SUMMARY

12. WARRANT SUMMARY

Warrant Activity

A summary of warrant activity for the six months ended June 30, 2012 is presented below:

	Number of Warrants	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (000) $
Outstanding, December 31, 2011	21,757,421	0.18	2.88	–
Granted	10,961,164	0.082
Exercised	(10,961,164)	0.082
Forfeited/Canceled	–	–
Outstanding, June 30, 2012	21,757,421	0.18	2.38	–

Exercisable, June 30, 2012	21,757,421	0.18	2.38	–

The aggregate intrinsic value in the table above is before applicable income taxes and is calculated based on the difference between the exercise price of the warrants and the quoted price of the Company’s common stock as of the reporting date.

The following table summarizes information about warrants outstanding and exercisable at June 30, 2012:

Warrants Outstanding and Exercisable

Exercise Price $	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price $
.10 - .11	15,916,785	2.09	0.10
.20 - .30	1,630,000	3.50	0.25
.38-.39	1,330,636	5.07	0.39
.40-.45	2,065,000	1.56	0.42
0.70	815,000	3.50	0.70
	21,757,421

During the six months ended June 30, 2012, the Company issued to Socius 10,961,164 warrants which were exercised immediately through Socius issuing the Company a note receivable as discussed in Note 11.

12.	WARRANT SUMMARY

Warrant Activity

A summary of warrant activity for the year ended December 31, 2011 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Warrants	Price $	Life (in years)	(000)$
Outstanding, December 31, 2010	134,931,242	0.12	3.54
Granted	20,575,780	0.20
Exercised	(132,870,434)	0.08
Forfeited/Canceled	(879,167)	1.61
Outstanding, December 31, 2011	21,757,421	0.18	2.88	-

Exercisable, December 31, 2011	21,757,421	0.18	2.88	-

The aggregate intrinsic value in the table above is before applicable income taxes and is calculated based on the difference between the exercise price of the warrants and the quoted price of the Company’s common stock as of the reporting date.

The following table summarizes information about warrants outstanding and exercisable at December 31, 2011:

Warrants Outstanding and Exercisable
		Weighted	Weighted
		Average	Average
Exercise	Number	Remaining	Exercise
Price $	of Shares	Life (Years)	Price $
.10 - .11	15,916,785	2.59	0.10
.20 - .30	1,630,000	4.00	0.25
.38-.39	1,330,636	5.57	0.39
.40-.45	2,065,000	2.06	0.42
0.70	815,000	4.00	0.70
	21,757,421

During the year ended December 31, 2011, the Company issued 3,413,016 warrants to consultants. The warrants were 3 and 5 year warrants with an exercise price ranging from $0.10 to $0.70. The fair value of the warrants at the date of issuance was approximately $660,000 which was recorded as consulting expense in the accompanying consolidated financial statements. The Company used the Black-Scholes option pricing model to value the warrants using the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 165-170%, (3) risk-free interest rate of 0.81- 2.01%, and (4) expected life of 3-5 years.

During the year ended December 31, 2011, the Company extended the expiration date of 2,403,445 warrants that had expired on December 31, 2010. The fair value of the warrants at the extension date was approximately $470,000 which was recorded as financing costs in the accompanying consolidated statement of operations. The Company used the Black-Scholes option pricing model to value the warrants using the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 170%, (3) risk-free interest rate of 1.02%, and (4) expected life of 4 years.

During the year ended December 31, 2011, the Company issued to Socius 14,759,319 warrants which were exercised immediately through Socius issuing the Company a note receivable as discussed in Note 9.

During the year ended December 31, 2011, there were 34,225,302 warrants exercised for $3,377,715 in cash and 83,885,817 warrants exercised using the cashless exercise provision or legal settlements with the company.

13. STOCKHOLDERS' EQUITY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note13 - STOCKHOLDERS' EQUITY TRANSACTIONS

13. STOCKHOLDERS' EQUITY TRANSACTIONS

On April 26, 2012, the Annual Meeting of the Company’s Shareholders, the Company’s shareholders approved an amendment to the Certificate of Incorporation of the Company to effect a reverse stock split of the Company’s common stock, par value $0.001 per share, at a ratio not less than one-for-twenty and not greater than one-for-eighty, and reduce the number of authorized shares of the Company’s common stock in the same proportion as the reverse split, with the exact ratio to be set within such range in the discretion of the Board of Directors without further approval or authorization of the Company’s shareholders, provided that the Board of Directors determines to effect the reverse stock split and proportional reduction in authorized shares of common stock and such amendment is filed with the Secretary of State of Delaware no later than December 31, 2012.

On March 16, 2012, the Company issued 31,578,947 shares of common shares in exchange for promissory notes of $2,500,000 and $500,000 as discussed in Note 11.

On June 18, 2012, the Company issued 34,188,034 shares of common shares in exchange for promissory notes of $2,000,000 and $400,000 as discussed in Note 11.

Effective July 1, 2011, the Company entered into an amended and restated employment agreement with Gary Rabin. Per the agreement, the Company agreed to issue 10,000,000 shares of restricted stock which vests in equal installments on the last day of each calendar quarter commencing on July 31, 2011 and ending on December 31, 2013. During the six months ended June 30, 2012, the Company issued 2,000,000 shares of common stock pursuant to the agreement. As of June 30, 2012, 4,000,000 shares have been issued. The Company valued the 10,000,000 shares at $0.185 per share for a value of $1,850,000 which will be amortized over 30 months. During the three and six months ended June 30, 2012, the Company recorded $185,000 and $370,000 as payroll expense in the consolidated statements of operations.

On August 8, 2011, the Company entered into a new employment agreement with Robert Lanza. Per the agreement, the Company agreed to issue 15,000,000 shares of restricted stock with 6,000,000 shares vesting immediately and the remaining 9,000,000 shares vesting over a 21 months period beginning on January 31, 2012. During the six months ended June 30, 2012, the Company issued 2,571,428 shares of common stock pursuant to the agreement. As of June 30, 2012, 8,571,428 shares have been issued. The Company valued the 15,000,000 shares at $0.1571 per share for a value of $2,356,500 which will be amortized through September 30, 2013. During the three and six months ended June 30, 2012, the Company recorded $163,142 and $326,284 as payroll expense in the accompanying consolidated statements of operations.

On January 31, 2012, February 7, 2012 and May 8, 2012, the Company issued 238,237,459, 1,364,171 and 800,000 shares, respectively, to various debt and warrant holders as part of the global settlement as discussed in Note 6. The shares were valued at $26,428,179. The Company reduced the accrued settlement by $26,356,179 and the loss contingency accrual by $72,000 with the issuance of the shares.

On January 31, 2012, the Company issued 45,878,659 shares to Midsummer Investment, Ltd. per the settlement agreement as discussed in Note 6. The shares were valued at $7,799,373. The Company reduced the accrued settlement by $7,799,373 with the issuance of the shares.

On February 17, 2012, the Company issued 5,183,374 shares to RHP Master Fund, Ltd. as a result of a preliminary injunction from the court as discussed in Note 6. The shares were valued at $570,171. The Company reduced the loss contingency accrual by $570,171 for the issuance of the shares.

On March 12, 2012 the Company issued 4,941,605 shares in settlement of litigation with Cranshire Capital Master Fund, Ltd. The shares were recorded as finance costs and valued at $543,577.

On March 30, 2012, the Company issued various board members 792,832 shares of common stock valued at $73,500 as compensation for board services.

On June 29, 2012, the Company issued various board members 1,009,720 shares of common stock valued at $70,250 as compensation for board services.

13.	STOCKHOLDERS’ EQUITY TRANSACTIONS

During the year ended December 31, 2011, the Company issued 1,519,077 shares related to the convertible debenture redemptions for the principal amount of $151,909.

During the year ended December 31, 2011, the Company issued 636,126 shares for the exercise of 1,500,000 non-employee options and relieved the derivative liability for $160,161.

During the year ended December 31, 2011, the Company issued 750,000 shares for the exercise of 750,000 employee options.

On January 1, 2011, the Company issued 1,630,000 shares of common stock in connection with consulting agreements. The agreements are for one year unless terminated by either party. The Company recognized consulting expense of $342,300 related to these agreements during the year ended December 31, 2011.

On January 11, 2011, per Gary Rabin’s employment agreement, the Company issued 5,000,000 shares of restricted common stock. The Company valued the shares at $0.14 per share for a value of $700,000. The Company was to amortize this expense over the earlier of one year or the naming of a new CEO. On July 1, 2011, Gary Rabin was named CEO; therefore, the Company fully amortized the $700,000 as of July 1, 2011. During the year ended December 31, 2011 the Company recorded $700,000 as payroll expense in the accompanying consolidated statement of operations.

On February 11, 2011 and June 15, 2011, the Company entered into an agreement with Gemini Master Fund (“Gemini”), whereby, the Company issued 20,000,000 shares and 1,987,829 shares, respectively to settle errors involving warrant issuances to Gemini. The Company relieved the warrant liability and recorded a financing cost of $2,401,282 in the accompanying consolidated statements of operations.

On February 14, 2011, the Company issued Robert Lanza 12,421,101 shares of common stock. The Company had granted these shares to Mr. Lanza during 2010 and had recorded the compensation expense and an accrued liability for $1,117,899 as of December 31, 2010. The Company relieved the accrued liability with the issuance of the shares.

On February 15, 2011, the Company issued 3,222,786 shares of common stock valued at $654,000 to Optimus CG II Ltd, which was related to the true-up of shares issued on conversion of warrants. The Company has recorded the expense as a finance cost and the accrued liability in the 2010 consolidated financial statements. The Company relieved the accrued liability with the issuance of the shares.

On February 15, 2011, the Company issued Transition Holdings, Ltd. 7,413,000 shares of common stock for full settlement of the licensing agreements between Transition Holdings, Ltd. and the Company. The Company had recorded the value of the shares in the December 31, 2010 consolidated financial statements as advances payable. The Company relieved the advances payable with the issuance of the shares.

On February 16, 2011, the Company issued a board member 406,324 shares of common stock valued at $73,138 as compensation for board services.

On April 13, 2011, the Company issued 26,666,666 shares of common shares in exchange for promissory notes of $4,000,000 and $800,000 as discussed in Note 9.

On May 16, 2011, the Company issued 751,406 shares of common stock valued at $133,600 to University of Massachusetts for licensing rights.

On June 16, 2011, the Company issued 25,668,449 shares of common stock in exchange for promissory notes of $4,000,000 and $800,000 as discussed in Note 9.

On June 30, 2011, the Company issued 7,562,008 shares of common stock related to the $1,250,000 commitment fee for the Series C first and second tranche as discussed in Note 9.

Effective July 1, 2011, the Company entered into an amended and restated employment agreement with Gary Rabin. Per the agreement, the Company agreed to issue 10,000,000 shares of restricted stock which vests in equal installments on the last day of each calendar quarter commencing on July 31, 2011 and ending on December 31, 2013. As of December 31, 2011, 2,000,000 shares have been issued. The Company valued the 10,000,000 shares at $0.185 per share for a value of $1,850,000 which will be amortized over 30 months. During the years ended December 31, 2011 and 2010, the Company recorded $370,000 and $0 as payroll expense in the accompanying consolidated statements of operations.

On August 8, 2011, the Company entered into a new employment agreement with Robert Lanza. Per the agreement, the Company agreed to issue 15,000,000 shares of restricted stock with 6,000,000 shares vesting immediately and the remaining 9,000,000 shares vesting over a 21 months period beginning on January 31, 2012. As of December 31, 2011, 6,000,000 shares have been issued. The Company valued the 15,000,000 shares at $0.1571 per share for a value of $2,356,500 which will be amortized through September 30, 2013. During the years ended December 31, 2011 and 2010, the Company recorded $1,214,504 and $0 as payroll expense in the accompanying consolidated statements of operations.

On August 9, 2011, the Company entered into a settlement agreement and mutual release with Midsummer Investment, Ltd. and Midsummer Small Cap Master, Ltd. (collectively, “Midsummer”). Pursuant to the agreement, the Company issued to Midsummer 36,000,000 shares on August 12, 2011. The shares were recorded as finance costs and valued $6,120,000..

On September 2, 2011, the Company issued a board member 100,982 shares of common stock valued at $16,157 as compensation for board services.

On September 22, 2011, the Company issued 11,605,416 shares of common stock in exchange for promissory notes of $1,500,000 and $300,000 as discussed in Note 9.

On November 2, 2011, the Company issued a board member 500,000 shares of common stock valued at $90,000 as compensation for board services.

On November 2, 2011, the Company issued 39,514,859 shares to Alpha Capital as a result of a preliminary injunction from the court. The shares were recorded as finance costs and valued at $4,947,800.

On November 14, 2011, the Company issued a board member 13,846 shares of common stock valued at $2,492 as compensation for board services.

On November 15, 2011, the Company issued 18,000,000 shares to Black Mountain Equities as a result of a preliminary injunction from the court. The shares were recorded as finance costs and valued at $1,615,062.

On December 15, 2011, the Company issued 24,615,385 shares of common stock in exchange for promissory notes of $2,000,000 and $400,000 as discussed in Note 9.

On December 16, 2011, the Company issued 10,730,265 shares to Cranshire Capital Master Fund, Ltd. as a result of a preliminary injunction from the court. The shares were recorded as finance costs and valued at $1,073,027.

On December 30, 2011, the Company issued various board members and an executive officer 2,550,000 shares of common stock valued at $207,667 as compensation for board services.

During the year ended December 31, 2011, the Company issued 3,252,066 shares of common stock for the cashless exercise of 5,516,943 warrants not described above. The warrants were executed in accordance with their terms.

During the year ended December 31, 2011, the Company received $3,377,715 from the cash exercise of 34,225,302 warrants.

14. STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 14 - STOCK-BASED COMPENSATION

14. STOCK-BASED COMPENSATION

Stock Plans

			Options/Shares
	Options/Shares	Options	Available
Stock Plan	Issued	Outstanding	For Grant	Total Authorized
2004 Stock Plan	2,492,000	70,000	308,000	2,800,000
2004 Stock Plan II	1,301,161	1,071,161	–	1,301,161
2005 Stock Plan	104,042,168	99,531,642	146,968,865	251,011,033
	107,835,329	100,672,803	147,276,865	255,112,194

Stock Option Activity

A summary of option activity for the six months ended June 30, 2012 is presented below:

	Number of Options	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
Outstanding, December 31, 2011	91,800,285	$0.23	8.19	$
Granted	9,872,518	0.10
Exercised	–	–
Forfeited/canceled	(1,000,000)	0.12
Outstanding, June 30, 2012	100,672,803	$0.22	7.95		$700

Vested and expected to vest at June 30, 2012	96,610,824	$0.22	7.91		$700

Exercisable, June 30, 2012	68,426,814	$0.23	7.52		$700

The aggregate intrinsic value in the table above is before applicable income taxes and is calculated based on the difference between the exercise price of the options and the quoted price of the Company’s common stock as of the reporting date.

The following table summarizes information about stock options outstanding and exercisable at June 30, 2012.

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
0.05	70,000	$0.05	2.12	70,000	$0.05	2.12
0.08 - 0.09	14,252,022	0.09	7.93	9,421,620	0.09	8.09
0.10 - 0.157	42,261,769	0.12	8.52	30,822,732	0.12	8.01
0.185 - 0.21	26,735,835	0.19	8.15	16,759,285	0.20	7.64
0.25 - 0.45	11,071,161	0.36	8.38	5,071,161	0.35	7.63
0.85	5,604,099	0.85	2.59	5,604,099	0.85	2.59
1.35 - 2.48	677,917	$2.04	3.36	677,917	$2.04	3.36
	100,672,803			68,426,814

The assumptions used in calculating the fair value of options granted using the Black-Scholes option- pricing model for options granted during the six months ended June 30, 2012 are as follows:

June 30,2012
Risk-free interest rate	1.04%
Expected life of the options	6.26 years
Expected volatility	160%
Expected dividend yield	0%
Expected forfeitures	13%

As of June 30, 2012, total unrecognized stock-based compensation expense related to nonvested stock options was approximately $4,333,291, which is expected to be recognized over a weighted average period of approximately 2.95 years.

14.	STOCK-BASED COMPENSATION

Stock Plans

			Options/Shares
	Options/Shares	Options	Available
Stock Plan	Issued	Outstanding	For Grant
2004 Stock Plan	2,492,000	70,000	308,000
2004 Stock Plan II	1,301,161	1,071,161	-
2005 Stock Plan	95,169,650	90,659,124	155,841,383
	98,962,811	91,800,285	156,149,383

Stock Option Activity

A summary of option activity for the years ended December 31, 2011 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Options	Price	Life (in years)	(000)
Outstanding, December 31, 2009	28,486,119	0.32	8.09	33
Granted	19,890,000	0.11
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, December 31, 2010	48,376,119	$0.23	7.56	$3,825
Granted	46,207,499	-
Exercised	(2,250,000)	-
Forfeited/canceled	(533,333)	-
Outstanding, December 31, 2011	91,800,285	$0.23	8.19	$2

Vested and expected to vest at December 31, 2011	86,920,122	$0.23	8.14	$2

Exercisable, December 31, 2011	54,260,570	$0.25	7.46	$2

The aggregate intrinsic value in the table above is before applicable income taxes and is calculated based on the difference between the exercise price of the options and the quoted price of the Company’s common stock as of the reporting date.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2011.

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Exercise	Remaining	Number	Exercise	Remaining
Price	of Shares	Price	Life (Years)	of Shares	Price	Life (Years)
$0.05	70,000	$0.05	2.62	70,000	$0.05	2.62
0.09	11,890,000	0.09	8.10	5,573,348	0.09	8.10
0.10 - 0.157	35,751,273	0.13	8.57	26,272,106	0.12	8.22
0.185 - 0.21	26,735,835	0.19	8.65	12,991,939	0.20	7.78
0.25 - 0.45	11,071,161	0.36	8.88	3,071,161	0.33	7.24
0.85	5,604,099	0.85	3.09	5,604,099	0.85	3.09
$1.35 - 2.48	677,917	$2.04	3.86	677,917	$2.04	3.86
	91,800,285			54,260,570

The assumptions used in calculating the fair value of options granted using the Black-Scholes option- pricing model for options granted during the years ended December 31, 2011 and 2010 are as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
Risk-free interest rate	0.02 - 3.47%	2.3 - 2.8%	2.3 - 3.4%
Expected life of the options	0.2 - 9 years	5 - 7 years	5 - 10 years
Expected volatility	160 - 180%	175 - 180%	185%
Expected dividend yield	0%	0%	0%
Expected forfeitures	13%	13%	13%

As of December 31, 2011, total unrecognized stock-based compensation expense related to nonvested stock options was approximately $5,274,000, which is expected to be recognized over a weighted average period of approximately 1.76 years.

15. COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 15 - COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

Estate of William Caldwell

The Company has received a copy of a Creditor’s Claim (the “Claim”) in the amount of $27,909,706 made with the Estate of William Caldwell (“Decedent”), who at the time of his death was the Chief Executive Officer and Chairman of the Board of Directors of the Company. The Claim states that Decedent’s liability arises under a cause of action that the Claimant intends to file in Federal court against the Company for violations of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), including Section 10(b) of the Exchange Act and the rules promulgated thereunder. As of the date of the filing of this report, the Company is not aware of any action commenced against it by the Claimant.

In the Claim, the Claimant alleges that in September 2005, he entered into a Settlement Agreement with the Company pursuant to which he received a warrant to purchase shares of the Company’s Common Stock. In the Claim, the Claimant makes several allegations against the Company including that in reliance on misinformation provided to him by the Decedent he exercised his warrant to purchase the Company’s Common Stock at an inflated price and received fewer shares than he was owed by the Company under the terms of his warrant, that the Company breached the Claimant’s warrant by not timely issuing stock after the warrant was exercised, and that the Company failed to provide proper notice of certain events that allegedly triggered the Claimant’s purported rights to additional shares under the warrant. Claimant previously brought an action against the Company, in October 2007, with respect to a dispute over the interpretation of the anti-dilution provisions of the warrant but withdrew this action the day before the trial date.

Pursuant to the employment agreement between the Company and the Decedent, the Company has to indemnify and hold Decedent harmless from costs, expenses or liability arising out of or relating to any acts or decisions made by Decedent in the course of his employment to the same extent that the Company indemnifies and holds harmless other officers and directors of the company in accordance with the Company’s established policies. Our directors and officers are indemnified by our bylaws against amounts actually and necessarily incurred by them in connection with the defense of any action, suit or proceeding in which they are a party by reason of being or having been directors or officers of the Company. Our certificate of incorporation provides that none of our directors or officers shall be personally liable for damages for breach of any fiduciary duty as a director or officer involving any act or omission of any such director or officer. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to such directors, officers and controlling persons pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities, other than the payment by the Company of expenses incurred or paid by such director, officer or controlling person in the successful defense of any action, suit or proceeding, is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Company determined that an accrual was necessary at June 30, 2012, which is included in the “loss contingency accrual” amount on the consolidated balance sheets. See Note 7.

Camofi Master LOC

Camofi Master LOC and Camzhn Master LOC (the "Camofi Parties") filed their Complaint on October 13, 2011. In their Complaint, the Camofi Parties argue that as a result of the transactions between the Company and JMJ, Gemini Master Fund, Ltd. and Midsummer Investment, Ltd. respectively, the exercise prices in their Warrants and debentures should have been reduced. Consequently, the Camofi Parties argue that they have been denied the right to receive, in total, at least 130,795,594 shares of the Company's common stock, which has allegedly resulted in losses to the Camofi Parties of at least $22,265,951. The Camofi Parties also seek unspecified damages, in an amount to be proven at trial, based upon the Company’s alleged failure to lower the conversion price of the debentures and to provide proper notice of reduction in exercise price and conversion price. On November 18, 2011, the Company answered the Complaint and asserted affirmative defenses. Discovery has commenced in this case. The Company has evaluated this complaint in the frame work of ASC 450 and believes that the consolidated financial statements as of June 30, 2012 properly reflect management’s consideration of ASC 450. Management intends to contest this case vigorously if a reasonable settlement cannot be achieved.

Securities and Exchange Commission – Civil Action

In May 2012, the Company was named as a defendant in a civil action brought by the Securities and Exchange Commission related to transactions involving the sale and issuance of the Company’s securities. The Securities and Exchange Commission alleges that certain sales of shares to outside organizations, completed in late 2008 and early 2009 under the company’s former management, resulted in $3.5 million in proceeds to the company in violation of Section 3(a)(10) of the Securities Act of 1933, as amended. The Company expensed the $3.5 million as “fines and penalties” in the consolidated statement of operations and recorded the $3.5 million liability to “loss contingency accrual” in the consolidated balance sheet.

See Note 6 “Accrued Settlement” and Note 7 “Loss Contingency Accrual”

15.	COMMITMENTS AND CONTINGENCIES

Estate of William Caldwell

The Company has received a copy of a Creditor’s Claim (the “Claim”) in the amount of $27,909,706 made with the Estate of William Caldwell (“Decedent”), who at the time of his death was the Chief Executive Officer and Chairman of the Board of Directors of the Company. The Claim states that Decedent’s liability arises under a cause of action that the Claimant intends to file in Federal court against the Company for violations of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), including Section 10(b) of the Exchange Act and the rules promulgated thereunder. As of the date of the filing of this report, the Company is not aware of any action commenced against it by the Claimant.

In the Claim, the Claimant alleges that in September 2005, he entered into a Settlement Agreement with the Company pursuant to which he received a warrant to purchase shares of the Company’s Common Stock. In the Claim, the Claimant makes several allegations against the Company including that in reliance on misinformation provided to him by the Decedent he exercised his warrant to purchase the Company’s Common Stock at an inflated price and received fewer shares than he was owed by the Company under the terms of his warrant, that the Company breached the Claimant’s warrant by not timely issuing stock after the warrant was exercised, and that the Company failed to provide proper notice of certain events that allegedly triggered the Claimant’s purported rights to additional shares under the warrant. Claimant previously brought an action against the Company, in October 2007, with respect to a dispute over the interpretation of the anti-dilution provisions of the warrant but withdrew this action the day before the trial date.

Pursuant to the employment agreement between the Company and the Decedent, the Company has to indemnify and hold Decedent harmless from costs, expenses or liability arising out of or relating to any acts or decisions made by Decedent in the course of his employment to the same extent that the Company indemnifies and holds harmless other officers and directors of the company in accordance with the Company’s established policies. Our directors and officers are indemnified by our bylaws against amounts actually and necessarily incurred by them in connection with the defense of any action, suit or proceeding in which they are a party by reason of being or having been directors or officers of the Company. Our certificate of incorporation provides that none of our directors or officers shall be personally liable for damages for breach of any fiduciary duty as a director or officer involving any act or omission of any such director or officer. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to such directors, officers and controlling persons pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities, other than the payment by the Company of expenses incurred or paid by such director, officer or controlling person in the successful defense of any action, suit or proceeding, is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Company determined that an accrual was necessary at December 31, 2011, which is included in the “loss contingency accrual” amount on the accompanying consolidated balance sheets. See Note 7.

Camofi Master LOC

Camofi Master LOC and Camzhn Master LOC (the "Camofi Parties") filed their Complaint on October 13, 2011. In their Complaint, the Camofi Parties argue that as a result of the transactions between the Company and JMJ, Gemini Master Fund, Ltd. and Midsummer Investment, Ltd. respectively, the exercise prices in their Warrants and debentures should have been reduced. Consequently, the Camofi Parties argue that they have been denied the right to receive, in total, at least 130,795,594 shares of the Company's common stock, which has allegedly resulted in losses to the Camofi Parties of at least $22,265,951. The Camofi Parties also seek unspecified damages, in an amount to be proven at trial, based upon the Company’s alleged failure to lower the conversion price of the debentures and to provide proper notice of reduction in exercise price and conversion price. On November 18, 2011, the Company answered the Complaint and asserted affirmative defenses. Discovery has commenced in this case. Management intends to contest this case vigorously if a reasonable settlement cannot be achieved.

See Note 6 “Accrued Settlement” and Note 7 “Loss Contingency Accrual”

Employment Contracts

The Company has entered into employment contracts with certain executives and research personnel. The contracts provide for salaries, bonuses and stock option grants, along with other employee benefits.

Leases

On January 29, 2010, the Company signed a new lease to move from its Worcester facility to a new 10,607 square-foot facility in Marlboro, Massachusetts. The lease term is from April 1, 2010 through June 30, 2015. Monthly base rent was $12,817 and $12,596 for 2011 and 2010, respectively. The Company amended the lease effective March 1, 2011 adding an additional 1,650 square feet with an increase in monthly rent of $1,513. The Company renewed its site in Los Angeles, California through February 28, 2013. Monthly base rent is $2,170. Annual minimum lease payments are as follows:

2012	$195,340
2013	173,640
2014	169,300
2015	84,650
$622,929

Rent expense recorded in the financial statements for the years ended December 31, 2011, 2010 and 2009 was approximately $201,000, $281,000 and $134,000, respectively.

16. INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
16. INCOME TAXES

16.	INCOME TAXES

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes were as follows:

	2011	2010	2009
Statutory federal income tax rate	(34)%	(34)%	(34)%
State income taxes, net of federal taxes	(6)%	(6)%	(6)%
Non-includable items	29%	18%	(25)%
Increase in valuation allowance	12%	22%	65%
Effective income tax rate	-	-	-

Significant components of deferred tax assets and (liabilities) are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$43,707,906	$36,704,171
Depreciation	141,001	175,487
Capitalized R&D expenses	566,788	559,375
Deferred revenue	1,392,669	1,595,743
Losses from joint venture	350,857	64,498
Professional fees paid in stock	1,253,223	1,101,535
Stock-based compensation	2,078,675	1,412,064
Reversal of unpaid liabilities	1,184,298	1,184,298
Valuation allowance	(50,675,417)	(42,797,171)
Net deferred tax asset	$-	$-

The Company files income tax returns in the U.S. federal jurisdiction, and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2003.

At December 31, 2011, the Company had federal and state net operating loss carry forwards available to offset future taxable income of approximately $103 million and $94 million respectively. These carry forwards will begin to expire in the years ending December 31, 2025 and December 31, 2015, respectively. These net operating losses are subject to various limitations on utilization based on ownership changes in the prior years under Internal Revenue Code Section 382. The Company is in the process of analyzing the impact of the ownership changes but management does not believe they will have a material impact on the Company’s ability to utilize the net operating losses in the future.

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and adjusts the carrying amount of the deferred tax assets by the valuation allowance to the extent the future realization of the deferred tax assets is not judged to be more likely than not. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carryforward periods available to the Company for tax reporting purposes, and other relevant factors.

At December 31, 2011, based on the weight of available evidence, including cumulative losses in recent years and expectations of future taxable income, the Company determined that it was more likely than not that its deferred tax assets would not be realized and have a $50.7 million valuation allowance associated with its deferred tax assets.

The components of income tax expense are as follows:

	2011	2010	2009
Current federal income tax	$-	$-	$-
Current state income tax	-	-	-
Deferred taxes	7,878,246	4,309,420	3,520,340
Valuation allowance	(7,878,246)	(4,309,420)	(3,520,340)
	$-	$-	$-

Future changes in the unrecognized tax benefit will have no impact on the effective tax rate due to the existence of the valuation allowance. The Company estimates that the unrecognized tax benefit will not change significantly within the next twelve months. The Company will continue to classify income tax penalties and interest as part of general and administrative expense in its consolidated statements of operations. There were no interest or penalties accrued as of December 31, 2011, 2010 or 2009.

The following table summarizes the open tax years for each major jurisdiction:

Open Tax
Jurisdiction	Years

Federal	2003 – 2010
States	2003 - 2010

17. GRANT RECEIVED	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
17. GRANT RECEIVED

17.	GRANT RECEIVED

On November 2, 2010, the Company received a $977,917 grant under the Patient Protection and Affordable Care Act of 2010 (PPACA). The grant was related to four of the Company’s projects: the Blastomere Program, the Myoblast Program, the RPE Program for Stargardt’s Disease, and the iPS Program. The grants were for $244,479.25 each, for a total grant of $977,917, and are exempt from federal income taxes. The Company recognized $68,639 and $977,917 as a grant reimbursement in its accompanying consolidated statements of operations during the years ended December 31, 2011 and 2010, respectively.

18. RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 18 - RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

On January 31, 2012, the Shapiro Family Trust received 5,532,198 shares of the Company’s common stock valued at $608,542 upon cashless exercise of the warrants in connection with the 2005-2008 convertible debentures and in accordance with the December 7, 2011 global settlement agreement. Dr. Shapiro, one of the Company’s directors, may be deemed the beneficial owner of the securities owned by the Shapiro Family Trust.

On January 31, 2012, PDPI, LLC received 11,204,101 of the Company’s common stock valued at $1,232,451 upon cashless exercise of warrants in accordance with the December 7, 2011 global settlement agreement.  Mr. Rabin, the Company’s Chief Executive Officer and Chairman of the Board of Directors, has a 33.33% equity interest in the entity.

18.	RELATED PARTY TRANSACTIONS

On January 31, 2012, the Shapiro Family Trust received 5,532,198 shares of the Company’s common stock upon cashless exercise of the warrants in connection with the 2005-2008 convertible debentures and in accordance with the December 7, 2011 global settlement agreement. Dr. Shapiro, one of the Company’s directors, may be deemed the beneficial owner of the securities owned by the Shapiro Family Trust.

On January 31, 2012, PDPI, LLC received 11,204,101 of the Company’s common stock upon cashless exercise of warrants in accordance with the December 7, 2011 global settlement agreement.  Mr. Rabin, the Company’s Chief Executive Office and Chairman of the Board of Directors, has a 33.33% equity interest in the entity.

19. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 19 - SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Company evaluates and discloses subsequent events as required by ASC Topic No. 855, Subsequent Events. The Topic establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. Subsequent events have been evaluated as of the date of this filing and no further disclosures were required.

19.	SUBSEQUENT EVENTS

On January 24, 2012, the Company filed a Certificate of Amendment to the Certificate of Incorporation with the Secretary of State of the State of Delaware to increase the number of authorized shares of common stock by 1,000,000,000 shares to a total of 2,750,000,000 shares of common stock. On January 24, 2012, the shareholders approved the Certificate of Amendment.

On January 30, 2012, the Company issued 48,878,659 shares of common stock to Midsummer based on the August 9, 2011 settlement agreement. At the date of issuance, the Company decreased the accrued settlement by approximately $7,800,000 with a corresponding increase to stockholders’ equity.

On January 31, 2012, the Company issued 239,601,630 shares of common stock pursuant to the settlement agreement with certain holders of convertible promissory notes and warrants that were issued between 2005 and 2010. At the date of issuance, the Company decreased the accrued settlement by approximately $26,360,000 with a corresponding increase to stockholders’ equity.

On February 13, 2012, the Company issued 5,183,374 shares of common stock pursuant to the settlement agreement with RHP Master Fund, Ltd related to the convertible promissory notes and warrants that were issued between 2005 and 2010. At the date of issuance, the Company decreased the loss contingency accrual by approximately $674,000 with a corresponding increase to stockholders’ equity.

On February 24, 2012, the Company entered into an agreement with Cranshire to settle all outstanding claims against the Company. Pursuant to the agreement, the Company is to issue Cranshire (1) an additional 1,949,735 of common stock, (2) plus the quotient of (x) $276,000 divided by (y) 90% of the closing price of common stock on the trading day immediately preceding the entry of the court order. The estimated number of shares of common stock to be issued based on an $0.11 share price at February 24, 2011 is 4,737,614. The Company has accrued approximately $521,000 which has been recorded in the accompanying consolidated financial statements as finance cost and loss contingency accrual.

20. SELECTED QUARTERLY DATA (UNAUDITED)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
20. SELECTED QUARTERLY DATA (UNAUDITED)

20. SELECTED QUARTERLY DATA (UNAUDITED)

	Quarterly Periods Ended
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011
Revenue	$153,688	153,688	132,805	$66,238
Gross profit (loss)	$130,788	(127,812)	116,155	$43,338
Loss from operations	$(4,835,655)	(3,611,811)	(6,895,786)	$(5,767,106)
Other income (expense)	$1,493,618	(1,208,338)	(45,625,243)	$(6,344,798)
Net income (loss)	$(3,342,037)	(4,820,149)	(52,521,029)	$(12,111,904)
Basic and diluted earnings (loss) per share	$(0.00)	$(0.00)	$(0.03)	$(0.02)

	Quarterly Periods Ended
	March 31,	June 30,	September 30,	December 31,
	2010	2010	2010	2010
Revenue	$205,158	$205,158	$205,158	$109,570
Gross profit	$138,508	$138,508	$138,508	$92,920
Loss from operations	$(14,975,316)	$(1,124,886)	$(5,406,563)	$(10,821,866)
Other income (expense)	$(2,874,317)	$4,055,285	$7,342,278	$(30,567,947)
Net income (loss)	$(17,849,633)	$2,930,399	$1,935,715	$(41,389,813)
Basic and diluted earnings (loss) per share	$(0.03)	$0.00	$0.00	$(0.03)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Basis of Presentation

The Company follows accounting standards set by the Financial Accounting Standards Board (“FASB”). The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification,™ sometimes referred to as the Codification or ASC.

Principles of Consolidation

The accounts of the Company and its wholly-owned subsidiary Mytogen, Inc. (“Mytogen”) are included in the accompanying consolidated financial statements. All intercompany balances and transactions were eliminated in consolidation.

Segment Reporting

ASC 280, “Segment Reporting” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. The Company determined it has one operating segment. Disaggregation of the Company’s operating results is impracticable, because the Company’s research and development activities and its assets overlap, and management reviews its business as a single operating segment. Thus, discrete financial information is not available by more than one operating segment.

Use of Estimates

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and, accordingly, require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Specifically, the Company’s management has estimated loss contingencies related to outstanding litigation. In addition, Management has estimated variables used to calculate the Black-Scholes option pricing model used to value derivative instruments as discussed below under “Fair Value Measurements”. Also, management has estimated the expected economic life and value of the Company’s licensed technology, the Company’s net operating loss for tax purposes, share-based payments for compensation to employees, directors, consultants and investment banks, and the useful lives of the Company’s fixed assets and its accounts receivable allowance. Actual results could differ from those estimates.

Reclassifications	Certain prior period financial statement balances have been reclassified to conform to the current period presentation.
Cash and Cash Equivalents

Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses related to this concentration of risk. As of June 30, 2012 and December 31, 2011, the Company had deposits in excess of federally-insured limits totaling $9,362,536 and $12,037,949, respectively.

Accounts Receivable

The Company periodically assesses its accounts receivable for collectability on a specific identification basis. If collectability of an account becomes unlikely, the Company records an allowance for that doubtful account. Once the Company has exhausted efforts to collect, management writes off the account receivable against the allowance it has already created. The Company does not require collateral for its trade accounts receivable.

Property and Equipment

The Company records its property and equipment at historical cost. The Company expenses maintenance and repairs as incurred. Upon disposition of property and equipment, the gross cost and accumulated depreciation are written off and the difference between the proceeds and the net book value is recorded as a gain or loss on sale of assets. In the case of certain assets acquired under capital leases, the assets are recorded net of imputed interest, based upon the net present value of future payments. Assets under capital lease are pledged as collateral for the related lease.

The Company provides for depreciation over the assets’ estimated useful lives as follows:

Machinery & equipment	4 years
Computer equipment	3 years
Office furniture	4 years
Leasehold improvements	Lesser of lease life or economic life
Capital leases	Lesser of lease life or economic life

Equity Method Investment

The Company follows ASC 323 “Investments-Equity Method and Joint Ventures” in accounting for its investment in the joint venture. In the event the Company’s share of the joint venture’s net losses reduces the Company’s investment to zero, the Company will discontinue applying the equity method and will not provide for additional losses unless the Company has guaranteed obligations of the joint venture or is otherwise committed to provide further financial support for the joint venture. If the joint venture subsequently reports net income, the Company will resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

Deferred Costs

Consist of the following:

(a) Payments, either in cash or share-based, made in connection with the sale of debentures which are amortized using the effective interest method over the lives of the related debentures. These deferred issuance costs are charged to financing costs when and if the related debt instrument is retired or converted early. The weighted average amortization period for deferred debt issuance costs is 48 months.

(b) Payments made to secure commitments under certain financing arrangements. These amounts are recognized in financing costs ratably over the period of the financing arrangements, and are recognized in financing costs immediately if the arrangement is cancelled, forfeited or the utility of the arrangement to the company is otherwise compromised.

(c) Payments made to financial institutions and consulting firms in order to provide financing related services. These costs are being amortized over the terms of the related agreements.

Long-Lived Assets

The Company follows ASC 360-10, “Property, Plant, and Equipment,” which established a “primary asset” approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell. Through June 30, 2012, the Company had not experienced impairment losses on its long-lived assets.

Fair Value of Financial Instruments

For certain financial instruments, including cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses, the carrying amounts approximate fair value due to their relatively short maturities.

Fair Value Measurements — The Company applies the provisions of ASC 820-10, “Fair Value Measurements and Disclosures.” ASC 820-10 defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

—	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

—	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

—	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities From Equity” and ASC 815, “Derivatives and Hedging.” Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair values of freestanding derivative instruments such as warrant and option derivatives are valued using the Black-Scholes model.

The Company uses Level 2 inputs for its valuation methodology for the warrant derivative liabilities and embedded conversion option liabilities as their fair values were determined by using the Black-Scholes option pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

Fair Value Measurements

At June 30, 2012, the Company identified the following assets and liabilities that are required to be presented on the balance sheet at fair value:

	Fair Value As of	Fair Value Measurements at June 30, 2012 Using Fair Value Hierarchy
Derivative Liabilities	June 30, 2012	Level 1	Level 2	Level 3
Warrant derivative liabilities	$1,178,896	$–	1,178,896	–
Embedded conversion option liabilities	191,770	–	191,770	–
	$1,370,666	$–	1,370,666	–

For the three and six months ended June 30, 2012, the Company recognized a gain of $734,081 and a loss of $592,482, respectively, for the changes in the valuation of derivative liabilities. For the three and six months ended June 30, 2011, the Company recognized a loss of $701,198 and a gain of $4,088,221, respectively, for the changes in the valuation of derivative liabilities.

The Company did not identify any non-recurring assets and liabilities that were recorded at fair value during the periods presented.

Revenue Recognition and Deferred Revenue

The Company’s revenues are primarily generated from license and research agreements with collaborators. Licensing revenue is recognized on a straight-line basis over the shorter of the life of the license or the estimated economic life of the patents related to the license.

License fee revenue begins to be recognized in the first full month following the effective date of the license agreement. Deferred revenue represents the portion of the license and other payments received that has not been earned. Costs associated with the license revenue are deferred and recognized over the same term as the revenue. Reimbursements of research expense pursuant to grants are recorded in the period during which collection of the reimbursement becomes assured, because the reimbursements are subject to approval.

In some cases, the Company is entitled to receive royalty payments from licensees. In such cases, the Company recognizes the royalties when they are earned and collectability of those royalty payments is reasonably assured.

In connection with its license agreements, the Company recorded $218,184 and $273,869 in license fee revenue for the three and six months ended June 30, 2012, respectively, In connection with its license agreements, the Company recorded $153,688 and $307,376 in license fee revenue for the three and six months ended June 30, 2011, respectively, in its consolidated statements of operations, and the remainder of the license fees have been accrued in deferred revenue at June 30, 2012 and 2011, respectively.

Research and Development Costs

Research and development costs consist of expenditures for the research and development of patents and technology, which cannot be capitalized. The Company’s research and development costs consist mainly of payroll and payroll related expenses, research supplies and research grants. Reimbursements of research expense pursuant to grants are recorded in the period during which collection of the reimbursement becomes assured, because the reimbursements are subject to approval. Research and development costs are expensed as incurred.

Share-Based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation.” ASC 718 requires companies to measure compensation cost for stock-based employee compensation at fair value at the grant date and recognize the expense over the employee’s requisite service period. The Company recognizes in the statement of operations the grant-date fair value of stock options and other equity-based compensation issued to employees and non-employees. There were 100,672,803 options outstanding as of June 30, 2012.

Income Taxes

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Applicable interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statements of operations.

Net Loss Per Share

Earnings per share is calculated in accordance with the ASC 260-10, “Earnings Per Share.” Basic earnings-per-share is based upon the weighted average number of common shares outstanding. Diluted earnings-per-share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

At June 30, 2012 and 2011, approximately 98,333,965 and 132,371,922 potentially dilutive shares, respectively, were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Concentrations and Other Risks

Currently, the Company’s revenues are concentrated on a small number of customers. The following table shows the Company’s concentrations of its revenue for those customers comprising greater than 10% of total license revenue for the six months ended June 30, 2012 and 2011.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Exeter Life Sciences, Inc.	*	20%	*	20%
START Licensing, Inc.	*	16%	*	16%
International Stem Cell Corporation	74%	24%	59%	24%
CHA Biotech and SCRMI	15%	21%	24%	21%
Lifeline	*	11%	12%	11%

*License revenue earned during the period was less than 10% of total license revenue.

Other risks include the uncertainty of the regulatory environment and the effect of future regulations on the Company’s business activities. As the Company is a biotechnology research and development company, there is also the attendant risk that someone could commence legal proceedings over the Company’s discoveries. Acts of God could also adversely affect the Company’s business.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04 which was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements.  This guidance is effective for the Company beginning on January 1, 2012.  The adoption of this ASU did not have an impact on the Company’s consolidated financial statements.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income. ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in Accounting Standards Codification (ASC) 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12 which defers the requirement in ASU 2011-05 that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-05 is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The adoption of ASU 2011-05, as amended by ASU 2011-12, did not significantly impact the Company’s consolidated financial statements as the Company does not have any comprehensive income at June 30, 2012.

In September 2011, the FASB issued ASU 2011-08 which provides an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test for goodwill impairment.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required. The revised standard is effective for the Company for its annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The adoption of ASU 2011-08 did not significantly impact the Company’s consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
The Company provides for depreciation over the assets' estimated useful lives as follows:
Machinery & equipment	4 years
Computer equipment	3 years
Office furniture	4 years
Leasehold improvements	Lesser of lease life or economic life
Capital leases	Lesser of lease life or economic life

Company identified the following assets and liabilities
	Fair Value As of	Fair Value Measurements at June 30, 2012 Using Fair Value Hierarchy
Derivative Liabilities	June 30, 2012	Level 1	Level 2	Level 3
Warrant derivative liabilities	$1,178,896	$–	1,178,896	–
Embedded conversion option liabilities	191,770	–	191,770	–
	$1,370,666	$–	1,370,666	–

Company's concentrations
Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Exeter Life Sciences, Inc.	*	20%	*	20%
START Licensing, Inc.	*	16%	*	16%
International Stem Cell Corporation	74%	24%	59%	24%
CHA Biotech and SCRMI	15%	21%	24%	21%
Lifeline	*	11%	12%	11%

4. INVESTMENT IN JOINT VENTURE (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Summary of key financial data for the joint venture

The following table is a summary of key financial data for the joint venture as of and for the three months ended March 31, 2012 and 2011:

	2012	2011
Current assets	$183,948	$618,343
Noncurrent assets	$1,064,553	$996,473
Current liabilities	$2,680,193	$1,302,939
Noncurrent liabilities	$-	$1,912,428
Net revenue	$73,029	$6,693
Net loss	$(45,435)	$(424,431)

5. PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
Property and equipment consisted of the following at March 31, 2012 and December 31, 2011:

Property and equipment consisted of the following at March 31, 2012 and December 31, 2011:

	March 31,	December 31,
	2012	2011
Machinery & equipment	$1,497,704	$1,488,527
Computer equipment	449,893	449,893
Office furniture	82,822	82,822
Leasehold improvements	311,592	311,592
Capital leases	51,235	51,235
	2,393,246	2,384,069

Accumulated depreciation	(2,241,389)	(2,229,298)
Property and equipment, net	$151,857	$154,771

Depreciation expense for the three months ended March 31, 2012 and 2011 amounted to $12,091 and $21,285, respectively.

9. SERIES A-1 REDEEMABLE CONVERTIBLE PREFERRED STOCK (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
The following table summarizes the Series A-1 redeemable convertible preferred stock outstanding at March 31, 2012 and December 31, 2011:

The following table summarizes the Series A-1 redeemable convertible preferred stock outstanding at March 31, 2012 and December 31, 2011:

	March 31,	December 31,
	2012	2011
Principal due	$1,130,165	1,130,165
Accrued dividend	373,405	342,098
Debt discount	(34,640)	(43,137)
Non-current portion	$1,468,930	1,429,126

Aggregate liquidation value*	$1,503,570	1,472,262

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (PropertyPlantAndEquipmentMember)	6 Months Ended
Jun. 30, 2012
PropertyPlantAndEquipmentMember
Machinery & equipment	4 years
Computer equipment	3 years
Office furniture	4 years
Leasehold improvements	Lesser of lease life or economic life
Capital leases	Lesser of lease life or economic life

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Jun. 30, 2012
FairValueMember
Warrant derivative liabilities	$ 1,178,897
Embedded conversion option liabilities	191,770
Total Derivative Liabilities	1,370,667
FairValueInputsLevel1Member
Warrant derivative liabilities
Embedded conversion option liabilities
Total Derivative Liabilities
FairValueInputsLevel2Member
Warrant derivative liabilities	1,178,897
Embedded conversion option liabilities	191,770
Total Derivative Liabilities	1,370,667
FairValueInputsLevel3Member
Warrant derivative liabilities
Embedded conversion option liabilities
Total Derivative Liabilities

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	3 Months Ended		6 Months Ended
	Jun. 30, 2012 Interest	Jun. 30, 2011 Interest	Jun. 30, 2012 MajorCustomerMember Interest	Jun. 30, 2011 MajorCustomerMember Interest
Exeter Life Sciences, Inc.	0.00%	20.00%	0.00%	20.00%
START Licensing, Inc.	0.00%	16.00%	0.00%	16.00%
International Stem Cell Corporation	74.00%	24.00%	59.00%	24.00%
CHA Biotech and SCRMI	15.00%	21.00%	24.00%	21.00%
Lifeline	0.00%	11.00%	12.00%	11.00%

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Deposits in excess of federally-insured limits	$ 9,362,536	$ 12,037,949
Equity-based compensation issued	100,672,803

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Details Textual 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Financial Statements
Gain (loss) for the changes in the valuation of derivative liabilities.	$ 734,081	$ 701,198	$ (592,482)	$ 4,088,221
License fee revenue	$ 218,184	$ 153,688	$ 273,869	$ 307,376	$ 506,419	$ 725,044	$ 1,415,979
Shares excluded from calculation of diluted earnings per share as their inclusion would be anti-dilutive.			98,333,965	132,371,922
Option Outstanding	100,672,803		100,672,803

3. SETTLEMENT AND CANCELATION OF LICENSE (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011 PatentsMember	Dec. 31, 2008 PatentsMember	Dec. 31, 2010 PatentsMember	Dec. 31, 2009 PatentsMember
Proceeds under License Agreement									$ 2,000,000
Further received in 2009											1,500,000
Patent useful life (in years)									17 years
Reclassification of unamortized license fee from deferred revenue to accrued settlement										3,205,856
Shares issued in consideration of full payment								7,413,000
Loss on settlement	$ 0	$ 0	$ 0	$ (294,144)	$ (294,144)	$ (11,132,467)	$ (4,903,949)	$ 294,144

4. INVESTMENT IN JOINT VENTURE (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Current assets	$ 183,948	$ 618,343
Noncurrent assets	1,064,553	996,473
Current liabilities	2,680,193	1,302,939
Noncurrent liabilities		1,912,428
Net revenue	73,029	6,693
Net loss	$ (45,435)	$ (424,431)

4. INVESTMENT IN JOINT VENTURE (Details Textual) (USD $)	May 01, 2010	Dec. 01, 2008
Notes to Financial Statements
Interest in joint venture	$ 40.00%	$ 33.00%
Additional interest upon fulfilling certain obligations		7.00%
Over a period of years		3 years
Percentage of interest of co-venturer	60.00%
Agreed contribution by CHA	$ 150,000

4. INVESTMENT IN JOINT VENTURE (Details Textual 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Notes to Financial Statements
Fee for an exclusive, worldwide license to the Hemangioblast Program			$ 500,000
License fee revenue	7,353	7,353	14,706	14,706
Unamortized license fee of is included in deferred revenue in the consolidated balance sheets at March 31, 2012 and December 31, 2011, respectively.	$ 395,833		$ 395,833		$ 410,539

4. INVESTMENT IN JOINT VENTURE (Details Textual 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2014
Notes to Financial Statements
Minimal research spending requirement by July 31, 2014 (in million)								$ 6.75
Losses attributable to equity method investments.	$ 0	$ 0	$ 0	$ 0	$ (820,000)	$ 0	$ (144,438)

5. PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 153,600	$ 154,771	$ 185,102
PropertyPlantAndEquipmentMember
Property, Plant and Equipment [Line Items]
Machinery & equipment	1,497,703	1,488,527
Computer equipment	458,470	449,893
Office furniture	82,822	82,822
Leasehold improvements	318,108	311,592
Capital leases	51,235	51,235
Total	2,408,338	2,384,069
Accumulated depreciation	(2,254,738)	(2,229,298)
Property and equipment, net	$ 153,600	$ 154,771

5. PROPERTY AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Financial Statements
Depreciation expense	$ 13,349	$ 17,109	$ 25,440	$ 38,394	$ 67,161	$ 138,050	$ 291,472

6. ACCRUED SETTLEMENT (Details Textual) (MidsummerInvestmentMember, USD $)	Jan. 31, 2012	Aug. 12, 2011	Aug. 09, 2011
MidsummerInvestmentMember
Number of Company's common stock in form of warrants Purchased by Midsummer			20,319,730
Number of shares to be issued			36,000,000
Additional shares of the Company's common stock			30,585,774
Additional Future Shares			3,058,577
Share price on the date of the agreement		$ 0.17
Shares Issued	45,878,659	36,000,000
Future Shares Issued	30,585,774
Additional Future Shares Issued	15,292,885

6. ACCRUED SETTLEMENT (Details Textual 1) (AlphaCapitalMember)	Nov. 01, 2011	Oct. 14, 2011	Sep. 22, 2011
AlphaCapitalMember
Number of shares to be issued			39,514,859
Number of shares hold in escrow		39,514,859
Shares Issued	39,514,859

6. ACCRUED SETTLEMENT (Details Textual 2) (BlackMountainEquitiesMember)	Apr. 09, 2012	Nov. 15, 2011	Nov. 09, 2011
BlackMountainEquitiesMember
Number of shares to be issued			18,000,000
Number of shares hold in escrow		18,000,000
Number of shares release from escrow	18,000,000
Additional Shares isuence subject to the court approval	800,000

6. ACCRUED SETTLEMENT (Details Textual 3) (CranshireMasterFundMember, USD $)	Mar. 12, 2012	Feb. 24, 2012	Dec. 16, 2011	Dec. 15, 2011	Dec. 02, 2011	Dec. 01, 2011
CranshireMasterFundMember
Decreased exercise price of its warrants						$ 0.0353
Number of warrant shares issuable upon exercise original						6,918,197
Number of warrant shares issuable upon exercise increased						19,598,292
Additional Shares as result of warrant exercise					12,680,094
Decreased exercise price of its warrants As per change argument				$ 0.27
Additional Shares as result of warrant exercise As per change argument				18,000,000
Shares Issued	4,941,605		10,730,265
Additional shares issued as per agreement		1,949,735

6. ACCRUED SETTLEMENT (Details Textual 4) (USD $)	Feb. 09, 2009	Feb. 29, 2012 GlobalSettlementMember	Jun. 30, 2012 GlobalSettlementMember	Feb. 24, 2011 GlobalSettlementMember
Base of quotient		plus the quotient of (x) $276,000 divided by (y) 90% of the closing price of common stock on the trading day immediately preceding the entry of the court order
Shares Issued	24,900,000		238,237,459	4,737,614
Share price	$ 0.19			$ 0.11

6. ACCRUED SETTLEMENT (Details Textual 5) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 09, 2009	Jun. 30, 2012 GlobalSettlementMember	Feb. 24, 2011 GlobalSettlementMember
Number of holders of convertible promissory notes					$ 40
Number of shares to be issued					239,601,630
Authorized shares	2,750,000,000	2,750,000,000	2,750,000,000		2,750,000,000
Shares Issued				24,900,000	238,237,459	4,737,614
Shares Issued					1,364,171

7. LOSS CONTINGENCY ACCRUAL (Details Textual) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Loss Contingency Accrual	$ 15,474,595	$ 16,704,169

8. CONVERTIBLE PROMISSORY NOTES (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010 JMJConvertiblePromissoryNotesMember	Jun. 30, 2012 JMJConvertiblePromissoryNotesMember
Proceeds from convertible promissory notes		$ 0	$ 0	$ 0	$ 1,685,000	$ 0	$ 3,000,000
Principal sum of convertible promissory notes								3,850,000
Discount of convertible promissory notes	94,887	94,887		0	19,229			850,000
One-time interest charge of on the principal sum							1000.00%
Conversion description							The holder may at its election convert all or part of these notes into shares of the Company's common stock at the conversion rate of the lesser of: (a) $0.10 per share, or (b) 85% of the average of the three lowest trade prices in the 20 trading days prior to the conversion.
Value of notes converted into shares of common stock	$ 2,000,000	$ 2,500,000	$ 500,000	$ 0	$ 13,171,297	$ 7,736,256	$ 3,562,215
Number of shares issued on notes converted into shares of common stock		31,578,947					76,465,706
Maturity date of Notes							Mar 30, 2013

8. CONVERTIBLE PROMISSORY NOTES (Details Textual 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Convertible promissory notes convertible at the option of the holders	5,642,843	4,303,863
Fair value of the embedded conversion option	$ 186,484	$ 227,547

8. CONVERTIBLE PROMISSORY NOTES (Details Textual 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Interest expense from amortization of debt discounts	$ 31,628	$ 31,629	$ 63,255	$ 62,910
Decrease in the fair value of liability	19,615	178,538	41,063	19,552
Black-Scholes option pricing model
Dividend yield			0.00%
Expected volatility			16000.00%
Risk-free interest rate			$ 19.00%
Expected life (in years)			1 year

9. SERIES A-1 REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Principal due			$ 1,130,165
Accrued dividend	407,680	342,097
Debt discount	(26,144)	(43,137)
Non-current portion	1,511,702	1,429,126
Aggregate liquidation value*	$ 1,537,846	$ 1,472,263

9. SERIES A-1 REDEEMABLE CONVERTIBLE STOCK (Details 1) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2009 Days	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 19, 2009	Mar. 03, 2009	Feb. 09, 2009
Credit facility ("Facility") with a life sciences fund										$ 5
Par Value of Series A-1 redeemable convertible preferred stock										$ 0.001
Basis of issuemnce of Preferred Stock	1 share of Series A-1 redeemable convertible preferred stock for every $10,000 invested.
Annual Rate Of dividend Preferred Stock	1000.00%			1000.00%
Conversion basis in form of common stock	$0.75 per share
Number of Trading days	5
% of the average of the closing bid price	75
Outstanding balance of Preferred stock			1,130,165		1,130,165
Convertible into Company's common stock		1,506,887	1,506,887	1,506,887	1,506,887
Drawan		3,418,166		3,418,166
Commitment		5,000,000		5,000,000
Accrued dividends recorded asInterest Expense		34,275	31,152	0	638,202	1,432,661	196,986	0
Decrease in the fair value of the embedded conversion option liability		17,050	10,461
Interest expense from amortization of the debt discount and deferred costs		111,074	111,075	80,247	94,022	0	12,443,112	4,134,693
Purchase Price per share Calculation basis				��$10,000 per share plus accrued
Dividend yield				0.00%
Expected volatility				16000.00%
Risk-free interest rate				19.00%
Expected life				1 year
Embedded conversion option		5,286		5,286		25,983
Shares Issued											24,900,000
Shares Issued Value											4,731,000
Closing price of share											$ 0.19
Reduced conversion price of outstanding Series A-1 convertible preferred stock issued to Volation									$ 0.1
Shares issued as result of modification term									22,880,000
Shares issued for commitment fee									2,500,000
SeriesAPreferredStockMember
Accrued dividends recorded asInterest Expense				65,583	59,302
Decrease in the fair value of the embedded conversion option liability				20,697	64,599
Non-refundable commitment fee				250,000
Interest expense from amortization of the debt discount and deferred costs				222,149	220,930
Number of advanced written notice to the investor,				30
Purchase Price per share Calculation basis				$10,000 per share plus accrued but unpaid dividends
Dividend yield				0.00%
Expected volatility				16000.00%
Risk-free interest rate				$ 2100.00%
Expected life				9 months 7 days

10. SERIES B PREFERRED STOCK (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 30, 2010	Jun. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Nov. 02, 2009 Series B Preferred Stock
Shares of Series B Preferred Stock								2,500				1,000
Purchase price per share								$ 10,000				$ 10,000
Agreegate Purchase price								$ 25,000,000				$ 10,000,000
Percentage of purchase price for warrant Exercise Price								2000.00%				13500.00%
Commitment fee				500,000
Percentage of the volume weighted average price of the Company's common stock on the five trading days preceding the payment date				9000.00%
Stock issued as payment of commitment fee			7,562,008		7,562,008						50
Delievery of shares under Tranche											1,000
Value of Shares Deleivered											10,000,000
Cash proceeds											9,485,000
Commitment fee											500,000
Legal fees											15,000
Shares issued in connection with funding											95,870,362
Received secured promissory notes											13,500,000
Rate Of Dividend	1000.00%			1000.00%
Accrued Dividend		407,680		407,680		342,097			1,778,954	1,229,538
Purchase Price				��$10,000 per share plus accrued
of the Series B Liquidation Value if redeemed on or after the first anniversary but prior to the second anniversary of the initial issuance date				12700.00%
of the Series B Liquidation Value if redeemed on or after the second anniversary but prior to the third anniversary of the initial issuance date,				11800.00%
of the Series B Liquidation Value if redeemed on or after the third anniversary but prior to the fourth anniversary of the initial issuance date				10900.00%
Percentage of interest on notes										200.00%
Value of secured promissory notes									11,756,294	11,207,935
Discount		94,887		94,887		0	19,229
Accrued Interest									355,106	245,434
Face Value									13,500,000	13,500,000
Percentage Of Discount in order to consistently reflect the Company's cost of borrowing under the terms of the underlying Series B preferred stock that permits offset										1000.00%
Initial discount on the promissory notes				3,519,238		1,968,050
Interest Rate				1000.00%
Accreted interest on the promissory note		223,233	257,947	548,359	61,563
Dividend on series B preferred Stock		$ 509,983	$ 258,444	$ 549,416	$ 251,539
Series B preferred stock outstanding.									1,000	1,000	1,000

11. SERIES C PREFERRED STOCK (Details Textual) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2010	Mar. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 30, 2010
Shares of Series C Preferred Stock								2,500
Purchase price per share								$ 10,000
Agreegate Purchase price								$ 25,000,000
Percentage of purchase price for warrant Exercise Price								2000.00%
Percentage of the Series C Tranche amount								10000.00%
Minimum Number of calander days								60 days
Initial exercise price per warrant								0.16
Number of shares under warrant								31,250,000
Adjusted Number of shares under warrant								30,000,000
Percentage of cumulative purchase price paid								2000.00%
For exercise Warrant to purchaseshares of Common Stock.	20% of this total dollar amount, or $5,000,000
Number of shares Purchased								400
Gross proceeds from Shares Purchased	4,000,000
Warrant to purchase shares of Common Stock with an aggregate purchase price								800,000
Purchase additional shares of Common Stock equal in aggregate dollar amount								4,000,000
Commitment fee					500,000
Percentage of the volume weighted average price of the Company's Common Stock on the five trading days preceding the payment date					9000.00%
Stock issued as Full payment of commitment fee				7,562,008		7,562,008
Rate Of Dividend		1000.00%			1000.00%
Accrued dividends			407,680		407,680		342,097
Purchase Price					��$10,000 per share plus accrued
Percentage of the Series C Liquidation Value if redeemed on or after the second anniversary but prior to the third anniversary of the initial issuance date					11800.00%
Discount	19,229		94,887		94,887		0
Initial discount on the promissory notes					3,519,238		1,968,050
Additional debt discounts					770,107
Accrete Interest Rate							600.00%
Accreted interest on the promissory note			223,233	257,947	548,359	61,563
Dividend on series C preferred Stock						217,514
Series C Preferred Stock
Commitment fee					1,250,000
Percentage of the volume weighted average price of the Company's Common Stock on the five trading days preceding the payment date					8800.00%
Number of days to file					60
Rate Of Dividend					600.00%
Accrued dividends			799,405		799,405		400,110
Percentage of the Series C liquidation value			10000.00%		10000.00%
Purchase Price					$10,000 per share plus accrued but unpaid dividends
Percentage of the Series C Liquidation Value if redeemed prior to the first anniversary of the initial issuance date					13600.00%
Percentage of the Series C Liquidation Value if redeemed on or after the second anniversary but prior to the third anniversary of the initial issuance date					12700.00%
Percentage of the Series C Liquidation Value if redeemed on or after the third anniversary but prior to the fourth anniversary of the initial issuance date					10900.00%
Percentage of interest on notes			200.00%		200.00%
Value of secured promissory notes			17,209,711		17,209,711		12,173,251
Accrued Interest			249,290		249,290		113,767
Face Value			19,200,000		19,200,000		13,800,000
Percentage Of Discount in order to consistently reflect the Company's cost of borrowing under the terms of the underlying Series C preferred stock that permits offset			600.00%		600.00%
Accreted interest on the promissory note				61,563	405,015	406,567
Dividend on series C preferred Stock					$ 399,296	$ 128,219
Series C preferred stock outstanding	400		1,600		1,600		1,150

11. SERIES C PREFERRED STOCK (Details Textual 1) (USD $)	Jun. 30, 2012	Jun. 16, 2011 SecondSeriesCTrancheNoticeMember	Sep. 22, 2011 ThirdSeriesCTrancheNoticeMember	Dec. 15, 2011 FourthSeriesCTrancheNoticeMember	Mar. 16, 2012 FifthSeriesCTrancheNoticeMember	Apr. 14, 2011 FirstSeriesCTrancheNoticeMember	Jun. 18, 2012 SixthSeriesCTrancheNoticeMember
Delievery of shares under Tranche		400	150	200	250		200
Value of Shares Delivered		$ 4,000,000	$ 1,500,000	$ 2,000,000	$ 2,500,000		$ 2,000,000
Issuance of Secured Promissory note to Company For common Stock		4,000,000	1,500,000	2,000,000	2,500,000	4,000,000	2,000,000
Issuance of Promissory note to Company Shares		21,390,374	9,671,180	20,512,821	26,315,789	22,222,222	28,490,028
Issuance of Secured Promissory note to Company For Warrant		800,000	300,000	400,000	500,000	800,000	400,000
Issuance of Promissory note to Company Shares under Warrant		4,278,075	1,934,236	4,102,564	5,263,158	4,444,444	5,698,006
Commitments outstanding	$ 9,000,000

12. WARRANT SUMMARY (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Warrants, Granted	9,872,518
Number of Warrants, Exercised	0	1,386,126	636,126	0	0
Number of Warrants, Forfeited/Canceled	(1,000,000)
Number of Warrants, Ending	100,672,803
Weighted Average Exercise Price, Granted	$ 0.1
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Canceled	$ 0.12
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited/Canceled
WarrantMember
Number of Warrants, Beginning	21,757,421
Number of Warrants, Granted	10,961,164
Number of Warrants, Exercised	(10,961,164)
Number of Warrants, Forfeited/Canceled
Number of Warrants, Ending	21,757,421
Number of Warrants, Exercisable	21,757,421
Weighted Average Exercise Price, Beginning	$ 0.18
Weighted Average Exercise Price, Granted	$ 0.082
Weighted Average Exercise Price, Exercised	$ 0.082
Weighted Average Exercise Price, Forfeited/Canceled
Weighted Average Exercise Price, Ending	$ 0.18
Weighted Average Exercise Price, Exercisable	$ 0.18
Weighted Average Remaining Contractual Life (in years), Beginning	$ 2.88
Weighted Average Remaining Contractual Life (in years), Granted
Weighted Average Remaining Contractual Life (in years, Exercised
Weighted Average Remaining Contractual Life (in years), Forfeited/Canceled
Weighted Average Remaining Contractual Life (in years), Ending	$ 2.38
Weighted Average Remaining Contractual Life (in years), Exercisable	$ 2.38
Aggregate Intrinsic Value, Beginning
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited/Canceled
Aggregate Intrinsic Value, Ending
Aggregate Intrinsic Value, Exercisable

12. WARRANT SUMMARY (Details 1) (USD $)	6 Months Ended
Jun. 30, 2012
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeoneMember
Warrants Outstanding and Exercisable Exercise Price $	$ 0.1
Warrants Outstanding and Exercisable Exercise Price $	$ 0.11
Warrants Outstanding and Exercisable Number of Shares	15,916,785
Warrants Outstanding and Exercisable Weighted Average Remaining Life (Years)	2 years 1 month 2 days
Warrants Outstanding and Exercisable Weighted Average Exercise Price	$ 0.1
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeTwoMember
Warrants Outstanding and Exercisable Exercise Price $	$ 0.2
Warrants Outstanding and Exercisable Exercise Price $	$ 0.3
Warrants Outstanding and Exercisable Number of Shares	1,630,000
Warrants Outstanding and Exercisable Weighted Average Remaining Life (Years)	3 years 6 months
Warrants Outstanding and Exercisable Weighted Average Exercise Price	$ 0.25
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeThreeMember
Warrants Outstanding and Exercisable Exercise Price $	$ 0.38
Warrants Outstanding and Exercisable Exercise Price $	$ 0.39
Warrants Outstanding and Exercisable Number of Shares	1,330,636
Warrants Outstanding and Exercisable Weighted Average Remaining Life (Years)	5 years 25 days
Warrants Outstanding and Exercisable Weighted Average Exercise Price	$ 0.39
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeFourMember
Warrants Outstanding and Exercisable Exercise Price $	$ 0.4
Warrants Outstanding and Exercisable Exercise Price $	$ 0.45
Warrants Outstanding and Exercisable Number of Shares	2,065,000
Warrants Outstanding and Exercisable Weighted Average Remaining Life (Years)	1 year 6 months 22 days
Warrants Outstanding and Exercisable Weighted Average Exercise Price	$ 0.42
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeFiveMember
Warrants Outstanding and Exercisable Exercise Price $	$ 0.7
Warrants Outstanding and Exercisable Number of Shares	815,000
Warrants Outstanding and Exercisable Weighted Average Remaining Life (Years)	3 years 6 months
Warrants Outstanding and Exercisable Weighted Average Exercise Price	$ 0.7
WarrantMember
Warrants Outstanding and Exercisable Number of Shares	21,757,421

12. WARRANT SUMMARY (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Financial Statements
Warrant Exercised by Socius During period	0	1,386,126	636,126	0	0

13. STOCKHOLDERS' EQUITY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 26, 2012	Jun. 30, 2012 AmendedandrestatedemploymentagreementwithGaryRabinMember	Jun. 30, 2012 AmendedandrestatedemploymentagreementwithGaryRabinMember	Jun. 30, 2011 AmendedandrestatedemploymentagreementwithGaryRabinMember	Jun. 30, 2012 EmploymentagreementwithRobertLanzaMember	Jun. 30, 2012 EmploymentagreementwithRobertLanzaMember	Jun. 30, 2011 EmploymentagreementwithRobertLanzaMember
Reverse stock split common stock, par value							$ 0.001
Common shares in exchange for promissory notes		31,578,947
Promissory notes Converted	$ 2,000,000	$ 2,500,000	$ 500,000	$ 0	$ 13,171,297	$ 7,736,256
Restricted stock Authorised								10,000,000	10,000,000		15,000,000	15,000,000
Expiration Date									Dec 31, 2013
Shares Issued	34,188,034								200,000			1,285,714
Shares Issued								4,000,000	4,000,000		8,571,428	8,571,428
Valution price per share								$ 0.185	$ 0.185		$ 0.1571	$ 0.1571
Cost yet to be amortized								1,850,000	1,850,000		2,356,500	2,356,500
Amortization Period		2 years 11 months 12 days							30 months			2 years 1 month 23 days
Payroll expense								$ 185,000	$ 370,000	$ 0	$ 163,142	$ 326,284	$ 0
Number of shares Vesting Immediately											6,000,000	6,000,000
Number of shares Vesting over vested Period											9,000,000	9,000,000

13. STOCKHOLDERS' EQUITY TRANSACTIONS (Details Textual 1) (USD $)	Feb. 09, 2009	Jun. 29, 2012 VariousBoardMembersMember	Jan. 31, 2012 MidsummerInvestmentMember	Aug. 12, 2011 MidsummerInvestmentMember	Feb. 17, 2012 RHPMasterFundMember	May 08, 2012 GlobalSettlementMember	Feb. 07, 2012 GlobalSettlementMember	Jan. 31, 2012 GlobalSettlementMember	Mar. 12, 2012 CranshireMasterFundMember	Dec. 16, 2011 CranshireMasterFundMember	Jun. 30, 2012 VariousBoardMembersMember
Loss Contingencies [Line Items]
Shares Issued		1,009,720	45,878,659	36,000,000	5,183,374	800,000	1,364,171	238,237,459	4,941,605	10,730,265	792,832
Shares Issued Value	$ 4,731,000	$ 70,250	$ 7,799,373		$ 570,171	$ 26,428,179	$ 26,428,179	$ 26,428,179	$ 543,577		$ 73,500
Reduction in Accrued Settlement			7,799,373		570,171	26,356,179	26,356,179	26,356,179
Loss contingency accrual						$ 72,000	$ 72,000	$ 72,000

14. STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended
Jun. 30, 2012
StockPlan2004Member
Options/Shares Issued	$ 2,492,000
Options Outstanding	70,000
Options/Shares Available For Grant	308,000
Stock plans	2,800,000
StockPlanII2004Member
Options/Shares Issued	1,301,161
Options Outstanding	1,071,161
Options/Shares Available For Grant
Stock plans	1,301,161
StockPlan2005Member
Options/Shares Issued	104,042,168
Options Outstanding	99,531,642
Options/Shares Available For Grant	146,968,965
Stock plans	251,011,033
TotalStockPlanMember
Options/Shares Issued	$ 107,835,329
Options Outstanding	100,672,803
Options/Shares Available For Grant	145,276,865
Stock plans	255,112,194

14. STOCK-BASED COMPENSATION (Details 1) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Number of Options Outstanding, Beginning	91,800,285
Number of Options Granted	9,872,518
Number of Options Exercised
Number of Options Forfeited/canceled	(1,000,000)
Number of Options Outstanding, Ending	100,672,803
Number of Options Vested and expected to vest at June 30, 2012	96,610,824
Number of Options Exercisable, June 30, 2012	68,426,814
Weighted Average Exercise Price Outstanding, Beginning	$ 0.23
Weighted Average Exercise Price Granted	$ 0.1
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited/canceled	$ 0.12
Weighted Average Exercise Price Outstanding, Ending	$ 0.22
Weighted Average Exercise Price Vested and expected to vest at June 30, 2012	$ 0.22
Weighted Average Exercise Price Exercisable, June 30, 2012	$ 0.23
Weighted Average Remaining Contractual Life (in years) Outstanding, Beginning	8 years 2 months 8 days
Weighted Average Remaining Contractual Life (in years) Outstanding, Ending	7 years 11 months 12 days
Weighted Average Remaining Contractual Life (in years) Vested and expected to vest at June 30,2012	7 years 10 months 24 days
Weighted Average Remaining Contractual Life (in years) Exercisable, June 30, 2012	7 years 6 months 2 days
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding	700
Aggregate Intrinsic Value Vested and expected to vest at June 30, 2012	$ 700
Aggregate Intrinsic Value Exercisable, June 30, 2012	$ 700

14. STOCK-BASED COMPENSATION (Details 2) (USD $)	6 Months Ended
Jun. 30, 2012
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeoneMember
Options Outstanding Exercise Price	$ 0.05
Options Outstanding Number of Shares	70,000
Options Outstanding Weighted Average Exercise Price	$ 0.05
Options Outstanding Weighted Average Remaining Life (Years)	2 years 1 month 13 days
Options Exercisable Number of Shares	70,000
Options Exercisable Weighted Average Exercise Price	$ 0.05
Options Exercisable Weighted Average Remaining Life (Years)	2 years 1 month 13 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeTwoMember
Options Outstanding Exercise Price	$ 0.08
Options Outstanding Exercise Price	$ 0.09
Options Outstanding Number of Shares	14,252,022
Options Outstanding Weighted Average Exercise Price	$ 0.09
Options Outstanding Weighted Average Remaining Life (Years)	7 years 11 months 5 days
Options Exercisable Number of Shares	9,421,620
Options Exercisable Weighted Average Exercise Price	$ 0.09
Options Exercisable Weighted Average Remaining Life (Years)	8 years 1 month 2 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeThreeMember
Options Outstanding Exercise Price	$ 0.1
Options Outstanding Exercise Price	$ 0.157
Options Outstanding Number of Shares	42,261,769
Options Outstanding Weighted Average Exercise Price	$ 0.12
Options Outstanding Weighted Average Remaining Life (Years)	8 years 6 months 7 days
Options Exercisable Number of Shares	30,822,732
Options Exercisable Weighted Average Exercise Price	$ 0.12
Options Exercisable Weighted Average Remaining Life (Years)	8 years 4 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeFourMember
Options Outstanding Exercise Price	$ 0.185
Options Outstanding Exercise Price	$ 0.21
Options Outstanding Number of Shares	26,735,835
Options Outstanding Weighted Average Exercise Price	$ 0.19
Options Outstanding Weighted Average Remaining Life (Years)	8 years 1 month 24 days
Options Exercisable Number of Shares	16,759,285
Options Exercisable Weighted Average Exercise Price	$ 0.2
Options Exercisable Weighted Average Remaining Life (Years)	7 years 7 months 20 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeFiveMember
Options Outstanding Exercise Price	$ 0.25
Options Outstanding Exercise Price	$ 0.45
Options Outstanding Number of Shares	11,071,161
Options Outstanding Weighted Average Exercise Price	$ 0.36
Options Outstanding Weighted Average Remaining Life (Years)	8 years 4 months 17 days
Options Exercisable Number of Shares	5,071,161
Options Exercisable Weighted Average Exercise Price	$ 0.35
Options Exercisable Weighted Average Remaining Life (Years)	7 years 7 months 21 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeSixMember
Options Outstanding Exercise Price	$ 0.85
Options Outstanding Number of Shares	5,604,099
Options Outstanding Weighted Average Exercise Price	$ 0.85
Options Outstanding Weighted Average Remaining Life (Years)	2 years 7 months 2 days
Options Exercisable Number of Shares	5,604,099
Options Exercisable Weighted Average Exercise Price	$ 0.85
Options Exercisable Weighted Average Remaining Life (Years)	2 years 7 months 2 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeSevenMember
Options Outstanding Exercise Price	$ 1.35
Options Outstanding Exercise Price	$ 2.48
Options Outstanding Number of Shares	677,917
Options Outstanding Weighted Average Exercise Price	$ 2.04
Options Outstanding Weighted Average Remaining Life (Years)	3 years 4 months 10 days
Options Exercisable Number of Shares	677,917
Options Exercisable Weighted Average Exercise Price	$ 2.04
Options Exercisable Weighted Average Remaining Life (Years)	3 years 4 months 10 days
StockOptionsMember
Options Outstanding Number of Shares	100,672,803
Options Exercisable Number of Shares	68,426,814

14. STOCK-BASED COMPENSATION (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Risk-free interest rate	1.04%
Expected life of the options	6 years 3 months 4 days
Expected volatility	160.00%
Expected dividend yield	0.00%
Expected forfeitures	13.00%
Unrecognised cost related to nonvested stock options	$ 4,333,291
Weighted average period	2 years 11 months 12 days

15. COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	6 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2012 EstateOfWilliamCaldwellMember	Sep. 30, 2005 CamofiMasterLOCMember	Jun. 30, 2012 SecuritiesAndExchangeCommissionMember
Creditor's Claim	$ 27,909,706	$ 22,265,951
Damage in form of shares		130,795,594
Damage value	27,909,706	22,265,951
Fine and penalties			$ 3.5

16. RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	May 01, 2010	Dec. 01, 2008	Jun. 30, 2012 ShapiroFamilyTrustMember	Jun. 30, 2012 PDPILLCMember	Jun. 30, 2012 MrRabinAsChiefExecutiveOfficerAndChairmanOfTheBoardOfDirectorsMember
Cashless exercise of the warrants shares received			$ 5,532,198	$ 11,204,101
Cashless exercise of the warrants value received			608,542	1,232,451
Percentage of equity interest by related party	40.00%	$ 33.00%			$ 33.33%